UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2016 – June 30, 2016

Item 1.  Schedule of Investments.

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Long Positions - 91.6%
Equity Securities - 32.4%
Common Stock - 31.8%
Consumer Discretionary - 3.3%
53,155	American Airlines Group, Inc. (a)(b)(c)	$1,504,818
18,000	America's Car-Mart, Inc. (d)	508,320
23,920	Bed Bath & Beyond, Inc. (a)	1,033,822
8,650	CarMax, Inc. (d)	424,109
4,451	Chipotle Mexican Grill, Inc., Class A (a)(d)	1,792,685
17,165	CVS Health Corp. (a)	1,643,377
21,448	Dick's Sporting Goods, Inc.	966,447
113,402	GameStop Corp., Class A (a)	3,014,225
96,070	General Motors Co. (a)	2,718,781
112,022	Green Plains Partners LP (a)	1,741,942
41,890	Harley-Davidson, Inc. (a)(b)(c)	1,897,617
63,530	Kohl's Corp. (a)	2,409,058
19,284	Lithia Motors, Inc., Class A (a)	1,370,514
195,177	Luby's, Inc. (d)	979,789
29,260	Macy's, Inc. (a)(b)(c)	983,429
44,750	Robert Half International, Inc.	1,707,660
68,241	The Habit Restaurants, Inc., Class A (d)	1,117,788
14,920	The Walt Disney Co.	1,459,474
24,329	Tractor Supply Co. (a)	2,218,318
3,000	Viacom, Inc., Class B	124,410
11,050	Walgreens Boots Alliance, Inc.	920,133
32,637	Zoe's Kitchen, Inc. (d)	1,183,744
		31,720,460
Consumer Staples - 7.5%
25,000	Aggreko PLC	417,500
100,000	Avon Products, Inc.	378,000
3,000	Brookfield Business Partners LP (d)	57,270
23,172	Calavo Growers, Inc. (a)	1,552,524
81,590	Darling Ingredients, Inc. (d)	1,215,691
70,000	Diageo PLC, ADR	7,901,600
108,000	Express Scripts Holding Co. (d)	8,186,400
55,000	Hengan International Group Co., Ltd.	454,300
120,000	Nestle SA, ADR	9,277,200
318,414	Nomad Foods, Ltd. (a)(d)	2,540,944
30,000	PepsiCo, Inc.	3,178,200
74,169	Phibro Animal Health Corp., Class A	1,383,994
77,000	Philip Morris International, Inc.	7,832,440
44,505	Pilgrim's Pride Corp. (d)	1,133,987
34,121	Post Holdings, Inc. (a)(d)	2,821,466
11,000	Qinqin Foodstuffs Group Cayman Co., Ltd. (d)	-
165,000	Sanofi, ADR	6,905,250
59,338	Sprouts Farmers Market, Inc. (d)	1,358,840
45,000	Sysco Corp.	2,283,300
51,000	The Coca-Cola Co.	2,311,830
70,000	The Procter & Gamble Co.	5,926,900
38,571	Tyson Foods, Inc., Class A (a)	2,576,157
47,472	Zoetis, Inc. (a)	2,253,021
		71,946,814
Energy - 5.2%
11,217	Buckeye Partners LP	788,892
29,171	Cheniere Energy Partners LP	874,546
28,214	Cheniere Energy, Inc. (d)	1,059,436
149,243	Cone Midstream Partners LP	2,587,874
10,000	ConocoPhillips	436,000
25,524	Diamond Offshore Drilling, Inc.	620,999
38,008	Energy Transfer Partners LP	1,446,964
105,336	Enterprise Products Partners LP (a)	3,082,131
Shares	Security Description	Value

11,000	Exxon Mobil Corp.	$1,031,140
25,370	FMC Technologies, Inc. (d)	676,618
68,241	Green Plains, Inc.	1,345,712
77,540	Halliburton Co. (a)	3,511,787
26,675	Kinder Morgan, Inc.	499,356
50,429	MPLX LP	1,695,927
15,595	National Oilwell Varco, Inc.	524,772
27,246	NuStar Energy LP	1,356,851
69,607	NuStar GP Holdings, LLC	1,784,723
76,786	Plains All American Pipeline LP	2,110,847
73,251	Plains GP Holdings LP, Class A	764,008
138,693	Rice Midstream Partners LP	2,833,498
33,435	Schlumberger, Ltd.	2,644,040
153,254	SolarEdge Technologies, Inc. (a)(d)	3,003,778
210,000	Spectra Energy Corp.	7,692,300
13,425	Sprague Resources LP	323,811
100,000	Synergy Resources Corp. (d)	666,000
59,365	The Williams Cos., Inc.	1,284,065
20,033	TransMontaigne Partners LP	823,156
19,459	Western Gas Partners LP	980,734
64,994	Western Refining Logistics LP	1,702,193
34,784	Williams Partners LP	1,204,918
		49,357,076
Financial - 4.4%
44,870	American Express Co. (a)	2,726,301
25,390	American International Group, Inc. (a)(c)	1,342,877
28,450	Aon PLC	3,107,593
260,025	Bank of America Corp. (a)	3,450,532
27,125	Berkshire Hathaway, Inc., Class B (a)(d)	3,927,429
140,000	Brookfield Asset Management, Inc., Class A	4,629,800
77,700	CBRE Group, Inc., Class A (a)(d)	2,057,496
44,770	Citigroup, Inc. (a)	1,897,800
57,750	JPMorgan Chase & Co. (a)	3,588,585
140,820	Leucadia National Corp. (a)	2,440,411
26,000	The Bancorp, Inc. (d)	156,520
150,000	The Bank of New York Mellon Corp.	5,827,500
120,000	WR Berkley Corp.	7,190,400
		42,343,244
Healthcare - 0.7%
10,000	Becton Dickinson and Co.	1,695,900
1,200	CR Bard, Inc.	282,192
26,291	Greatbatch, Inc. (d)	813,181
19,000	Johnson & Johnson	2,304,700
6,500	McKesson Corp.	1,213,225
		6,309,198
Industrial - 3.3%
150,871	Aegean Marine Petroleum Network, Inc.	829,790
94,944	Briggs & Stratton Corp. (a)	2,010,914
3,300	CH Robinson Worldwide, Inc.	245,025
103,000	Expeditors International of Washington, Inc.	5,051,120
85,765	Jacobs Engineering Group, Inc. (a)(d)	4,271,955
68,794	LSB Industries, Inc. (d)	831,032
44,959	OSI Systems, Inc. (a)(d)	2,613,467
245,400	Quanta Services, Inc. (a)(d)	5,673,648
23,335	The Boeing Co. (a)(c)	3,030,516
66,758	Trimble Navigation, Ltd. (a)(d)	1,626,225
20,520	Union Pacific Corp. (a)(b)(c)	1,790,370
11,110	United Parcel Service, Inc., Class B (a)	1,196,769
20,735	Valmont Industries, Inc. (a)	2,804,823
		31,975,654

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Information Technology - 1.6%
46,675	Apple, Inc. (a)(b)(c)	$4,462,130
14,552	BroadSoft, Inc. (d)	597,069
29,000	Microsoft Corp.	1,483,930
73,000	Oracle Corp.	2,987,890
1,282,993	Sandvine Corp.	2,641,558
503,863	Sigma Designs, Inc. (a)(d)	3,239,839
		15,412,416
Materials - 2.7%
20,769	Agrium, Inc. (a)	1,877,933
20,000	Franco-Nevada Corp.	1,521,200
53,439	Monsanto Co. (a)	5,526,127
51,000	Praxair, Inc.	5,731,890
150,000	Royal Gold, Inc.	10,803,000
39,814	Westlake Chemical Partners LP	795,484
		26,255,634
Telecommunication Services - 2.7%
2,325	Alphabet, Inc., Class A (d)	1,635,707
785	Alphabet, Inc., Class C (d)	543,299
317,966	Attunity, Ltd. (d)	2,960,264
52,700	CBS Corp., Class B, Non-Voting Shares (a)	2,868,988
83,000	Cisco Systems, Inc.	2,381,270
217,455	Rightside Group, Ltd. (a)(d)	2,313,721
124,258	Spark Networks, Inc. (a)(d)	196,328
36,036	Time Warner, Inc. (a)	2,650,087
20,000	Twenty-First Century Fox, Inc., Class A	541,000
245,000	Twenty-First Century Fox, Inc., Class B	6,676,250
174,372	Web.com Group, Inc. (a)(d)	3,170,083
		25,936,997
Utilities - 0.4%
52,000	ITC Holdings Corp.	2,434,640
12,535	NiSource, Inc.	332,428
26,168	Western Gas Equity Partners LP	1,000,926
		3,767,994
Total Common Stock (Cost $255,778,256)	305,025,487
Rate
Preferred Stock - 0.6%
Information Technology - 0.6%
3,000	MTS Systems Corp. (a)	8.75%	315,990
5,800	Samsung Electronics Co., Ltd.	2.00	5,956,852
			6,272,842
Total Preferred Stock (Cost $6,245,137)	6,272,842
Total Equity Securities (Cost $262,023,393)	311,298,329
Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 19.0%
Asset Backed Obligations - 0.4%
$71,968	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (e)	3.14	03/25/36	55,575
45,871	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (e)	2.90	03/25/36	33,723
Principal	Security Description	Rate	Maturity	Value
$142,752	Banc of America Alternative Loan Trust, Series 2005-8 2CB1	6.00%	09/25/35	$137,060
33,696	Banc of America Funding Corp., Series 2006-E 2A1 (e)	3.30	06/20/36	27,777
134,224	Banc of America Funding Corp., Series 2006-H 6A1 (e)	0.64	10/20/36	108,360
73,900	Banc of America Funding Corp., Series 2007-E 4A1 (e)	2.77	07/20/47	60,767
157,790	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (e)	3.03	08/25/47	128,443
146,071	Bear Stearns ALT-A Trust, Series 2006-2 23A1 (e)	2.93	03/25/36	110,928
242,523	ChaseFlex Trust, Series 2007-1 2A9	6.00	02/25/37	166,324
93,340	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	81,940
35,204	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	29,918
40,322	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	36,790
150,720	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50	01/25/36	139,820
341,792	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (e)	0.72	08/25/35	194,834
195,205	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (e)	0.77	12/25/36	97,234

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$16,111	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1	5.25%	05/25/21	$15,476
62,904	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (e)	2.90	09/25/47	52,450
38,490	Credit Suisse Mortgage Capital Mortgage-Backed Trust, Series 2006-8 3A1	6.00	10/25/21	37,101
172,770	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2 A5B (f)	5.94	06/25/36	141,235
139,744	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (e)	3.13	10/25/35	122,084
155,556	HSI Asset Loan Obligation Trust, Series 2007-AR2 2A1 (e)	3.12	09/25/37	124,778
67,970	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (e)	3.03	09/25/36	50,513
121,278	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (e)	0.62	11/25/36	95,156
138,251	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (e)	3.17	01/25/37	126,661
322,132	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (e)	3.16	05/25/36	229,582
34,722	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (e)	4.51	04/25/37	31,025
147,380	Lehman XS Trust, Series 2005-6 1A1 (e)	0.71	11/25/35	97,663
221,762	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (e)(g)	2.90	11/25/35	168,680
Principal	Security Description	Rate	Maturity	Value

$167,508	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1	6.00%	10/25/37	$136,054
156,146	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	129,942
123,282	Residential Accredit Loans, Inc., Series 2007-QS5 A1	5.50	03/25/37	95,160
342,431	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50	09/25/36	236,950
1,068,384	Residential Asset Securitization Trust, Series 2007-A5 1A2 (e)	0.85	05/25/37	209,508
47,063	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (e)	3.06	04/25/47	36,379
125,668	WaMu Mortgage Pass-Through Certificates, Series 2006-AR16 1A1 (e)	2.23	12/25/36	108,451
405,705	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-7 A1A (f)	4.48	09/25/36	230,278
Total Asset Backed Obligations (Cost $3,636,322)	3,884,619
Corporate Convertible Bonds - 13.2%
Consumer Discretionary - 1.0%
4,500,000	JAKKS Pacific, Inc. (a)(g)	4.25	08/01/18	4,755,938
1,600,000	JAKKS Pacific, Inc. (a)(g)	4.88	06/01/20	1,574,000
2,750,000	M/I Homes, Inc. (a)	3.25	09/15/17	2,775,781
				9,105,719
Consumer Staples - 2.8%
3,000,000	Acorda Therapeutics, Inc.	1.75	06/15/21	2,636,250
3,000,000	Albany Molecular Research, Inc.	2.25	11/15/18	3,088,125
700,000	Ascent Capital Group, Inc.	4.00	07/15/20	411,688
3,250,000	Carriage Services, Inc.	2.75	03/15/21	3,832,969
3,350,000	Depomed, Inc. (a)	2.50	09/01/21	4,055,594

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$3,800,000	Endologix, Inc. (a)	2.25%	12/15/18	$3,498,375
2,700,000	Healthways, Inc. (a)	1.50	07/01/18	2,549,812
2,000,000	Ironwood Pharma-ceuticals, Inc. (a)	2.25	06/15/22	2,058,750
3,000,000	Monster Worldwide, Inc. (a)	3.50	10/15/19	2,600,625
1,250,000	Protalix BioThera-peutics, Inc. (a)	4.50	09/15/18	839,062
1,650,000	The Spectranetics Corp. (a)	2.63	06/01/34	1,464,375
				27,035,625
Energy - 0.9%
2,250,000	Clean Energy Fuels Corp. (g)	5.25	10/01/18	1,667,812
1,400,000	Helix Energy Solutions Group, Inc. (a)	3.25	03/15/32	1,247,750
6,000,000	Renewable Energy Group, Inc. (a)(g)	4.00	06/15/36	5,940,000
				8,855,562
Financial - 0.7%
4,720,000	Encore Capital Group Inc (a)	3.00	07/01/20	3,672,750
2,500,000	Forestar Group, Inc. (a)	3.75	03/01/20	2,304,688
2,200,000	FXCM, Inc. (a)	2.25	06/15/18	812,625
				6,790,063
Healthcare - 0.9%
1,000,000	ImmunoGen, Inc. (a)(g)	4.50	07/01/21	924,375
2,300,000	Insulet Corp. (a)	2.00	06/15/19	2,190,750
3,600,000	Quidel Corp. (a)	3.25	12/15/20	3,352,500
1,800,000	Repligen Corp. (a)	2.13	06/01/21	1,947,375
				8,415,000
Industrial - 1.7%
3,100,000	Altra Industrial Motion Corp.	2.75	03/01/31	3,518,500
1,050,000	Echo Global Logistics, Inc. (a)	2.50	05/01/20	996,844
3,900,000	Fluidigm Corp. (a)	2.75	02/01/34	2,379,000
1,275,000	Griffon Corp. (a)(g)	4.00	01/15/17	1,563,468
2,500,000	Kaman Corp. (a)(g)	3.25	11/15/17	3,284,375
4,700,000	TTM Technologies, Inc. (a)	1.75	12/15/20	4,682,375
				16,424,562
Information Technology - 1.8%
3,400,000	Avid Technology, Inc.	2.00	06/15/20	2,322,625
850,000	Cypress Semiconductor Corp. (g)	4.50	01/15/22	912,688
2,500,000	Envestnet, Inc. (a)	1.75	12/15/19	2,262,500
2,000,000	inContact, Inc. (a)	2.50	04/01/22	2,401,250
Principal	Security Description	Rate	Maturity	Value

$5,250,000	Interactive Intelligence Group, Inc. (a)	1.25%	06/01/20	$4,984,219
4,300,000	Quantum Corp. (a)	4.50	11/15/17	3,173,937
1,600,000	Verint Systems, Inc. (a)	1.50	06/01/21	1,465,000
				17,522,219
Materials - 0.9%
3,500,000	Aceto Corp. (g)	2.00	11/01/20	3,263,750
700,000	Allegheny Technologies, Inc.	4.75	07/01/22	742,000
5,000,000	Silver Standard Resources, Inc. (a)(g)	2.88	02/01/33	4,781,250
				8,787,000
Telecommunication Services - 2.0%
1,750,000	Alaska Commun-ications Systems Group, Inc.	6.25	05/01/18	1,698,594
4,000,000	Blucora, Inc.	4.25	04/01/19	3,700,000
2,500,000	Global Eagle Entertainment, Inc. (a)	2.75	02/15/35	1,846,875
2,000,000	Harmonic, Inc. (a)(g)	4.00	12/01/20	1,556,250
3,650,000	Pandora Media, Inc. (a)(g)	1.75	12/01/20	3,656,844
1,450,000	Twitter, Inc. (a)	1.00	09/15/21	1,297,750
3,900,000	Web.com Group, Inc. (a)	1.00	08/15/18	3,605,062
1,600,000	WebMD Health Corp. (a)(g)	2.63	06/15/23	1,569,000
				18,930,375
Utilities - 0.5%
5,800,000	EnerNOC, Inc. (a)	2.25	08/15/19	4,190,500

Total Corporate Convertible Bonds (Cost $132,373,077)	126,056,625
Corporate Non-Convertible Bonds - 4.9%
Consumer Discretionary - 0.7%
750,000	Caesars Entertainment Resort Properties, LLC	8.00	10/01/20	755,625
1,250,000	GameStop Corp. (g)	5.50	10/01/19	1,242,188
1,950,000	JC Penney Corp., Inc.	7.65	08/15/16	1,959,319
2,100,000	K Hovnanian Enterprises, Inc.	8.63	01/15/17	2,079,000
829,000	L Brands, Inc.	8.50	06/15/19	965,785
				7,001,917
Consumer Staples - 1.0%
750,000	Avon Products, Inc.	6.75	03/15/23	553,590
500,000	Avon Products, Inc.	8.70	03/15/43	367,500
1,700,000	Bumble Bee Holdings, Inc. (g)	9.00	12/15/17	1,725,500

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value

$2,471,000	Cenveo Corp. (g)	6.00%	08/01/19	$2,063,285
1,512,000	ConvaTec Healthcare E SA (g)	10.50	12/15/18	1,546,020
1,533,000	Dean Holding Co.	6.90	10/15/17	1,598,152
1,750,000	Monitronics International, Inc. (a)	9.13	04/01/20	1,461,250
				9,315,297
Energy - 0.4%
1,245,000	Boardwalk Pipelines LP	5.88	11/15/16	1,262,349
1,000,000	CONSOL Energy, Inc.	5.88	04/15/22	877,500
2,385,000	Gastar Exploration, Inc.	8.63	05/15/18	2,009,363
				4,149,212
Financial - 0.6%
2,625,000	Ally Financial, Inc.	3.50	07/18/16	2,628,281
470,000	International Lease Finance Corp. (g)	6.75	09/01/16	472,534
1,742,000	iStar, Inc.	9.00	06/01/17	1,816,035
700,000	Realogy Group, LLC / Realogy Co-Issuer Corp. (g)	4.50	04/15/19	720,125
				5,636,975
Industrial - 0.1%
350,000	Kemet Corp.	10.50	05/01/18	334,250
1,026,000	Spirit AeroSystems, Inc.	6.75	12/15/20	1,060,627
				1,394,877
Information Technology - 0.5%
1,729,000	EarthLink Holdings Corp.	7.38	06/01/20	1,806,805
1,664,000	First Data Corp. (g)	6.75	11/01/20	1,742,191
1,150,000	NXP BV / NXP Funding, LLC (g)	3.50	09/15/16	1,151,745
				4,700,741
Materials - 0.2%
1,625,000	International Wire Group Holdings, Inc. (g)	8.50	10/15/17	1,614,844

Telecommunication Services - 1.1%
2,475,000	Clearwire Commun-ications, LLC / Clearwire Finance, Inc. (g)	14.75	12/01/16	2,601,844
733,000	Entercom Radio, LLC	10.50	12/01/19	774,092
1,290,000	FairPoint Commun-ications, Inc. (g)	8.75	08/15/19	1,275,487
925,000	iHeartCommun-ications, Inc.	9.00	12/15/19	697,219
Principal	Security Description	Rate	Maturity	Value

$1,024,000	Level 3 Financing, Inc. (e)	4.41%	01/15/18	$1,029,120
1,602,000	Nielsen Finance LLC / Nielsen Finance Co.	4.50	10/01/20	1,638,045
749,000	ViaSat, Inc.	6.88	06/15/20	776,151
1,300,000	Windstream Services, LLC	7.88	11/01/17	1,384,500
				10,176,458
Utilities - 0.3%
1,050,000	Calpine Corp. (g)	7.88	01/15/23	1,113,000
1,800,000	Sabine Pass LNG LP	7.50	11/30/16	1,835,325
				2,948,325
Total Corporate Non-Convertible Bonds (Cost $48,017,635)	46,938,646
Exchange Traded Note - 0.0%
12,500	iPATH S&P 500 VIX Mid-Term Futures ETN (a)(d) (Cost $235,454)	134,875
Syndicated Loans - 0.5%
1,448,066	Arch Coal, Inc. (e)	7.50	05/16/18	686,021
745,685	Atlas Iron, Ltd. (e)	8.58	12/10/17	242,348
4,000,000	Energy Future Intermediate Holding Co., LLC (e)	4.25	12/19/16	3,995,000
Total Syndicated Loans (Cost $6,183,679)	4,923,369
Total Fixed Income Securities (Cost $190,446,167)	181,938,134
Shares	Security Description	Strike Price	Exp. Date	Value
Warrants - 0.0%
318,626	Kinder Morgan, Inc. (d) (Cost $960,583)	$100.00	05/25/17	5,417
Shares	Security Description	Value
Investment Companies - 11.9%
1,196,695	Absolute Capital Opportunities Fund (d)(h)	12,266,121
22,407	PowerShares DWA Momentum Portfolio (a)	943,335
38,066	PowerShares S&P 500 Quality Portfolio (a)	945,179
476,535	SPDR S&P 500 ETF Trust (a)(b)(c)	99,848,378
Total Investment Companies (Cost $67,956,708)	114,003,013
Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.8%
Commercial Paper (i) - 0.8%
2,000,000	Autonation, Inc.	1.05	07/06/16	1,999,708
2,000,000	Kraft Heinz Foods Co.	0.91	07/05/16	1,999,798
2,000,000	Staples, Inc.	1.15	07/12/16	1,999,297
2,000,000	Wyndham Worldwide Corp. (i)	1.11	07/13/16	1,999,260
Total Commercial Paper (Cost $7,998,063)	7,998,063
Total Short-Term Investments (Cost $7,998,063)	7,998,063

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Money Market Fund - 26.5%
254,678,117	State Street Institutional Treasury Money Market Fund, 0.14% (e) (Cost $254,678,117)	$254,678,117
Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 1.0%
Call Options Purchased - 0.6%
140	Apple, Inc.	$105.00	03/17	51,800
24,933,410	Atlas Iron, Ltd. (j)	0.08	08/16	-
287	Endo International PLC	17.50	01/17	82,369
1,810	Enterprise Products Partners LP	30.00	12/16	215,390
1,327	PowerShares DB US Dollar Index Bullish Fund	25.00	07/16	14,597
834	PowerShares DB US Dollar Index Bullish Fund	25.00	09/16	29,190
6,498	SPDR S&P 500 ETF Trust	206.00	09/16	4,879,998
2,259	SPDR S&P 500 ETF Trust	240.00	03/17	97,137
Total Call Options Purchased (Premiums Paid $5,585,630)	5,370,481

Put Options Purchased - 0.4%
214	Altisource Portfolio Solutions SA	25.00	10/16	66,340
25,000	Consumer Discretionary Select Sector SPDR Fund	65.00	09/16	687,500
14,750	Consumer Discretionary Select Sector SPDR Fund	65.00	01/17	1,600,375
20,000	Consumer Staples Select Sector SPDR Fund	48.00	01/17	1,560,000
20	iShares Russell 2000 ETF	109.00	08/16	3,000
468	Pacific Biosciences of California, Inc.	10.00	09/16	166,140
115	SPDR S&P 500 ETF Trust	205.00	09/16	50,140
150	SPDR S&P 500 ETF Trust	204.00	09/16	61,800
60	SPDR S&P 500 ETF Trust	207.00	10/16	33,660
2,259	SPDR S&P 500 ETF Trust	125.00	03/17	155,871
Total Put Options Purchased (Premiums Paid $7,586,667)	4,384,826
Total Purchased Options (Premiums Paid $13,172,297)	9,755,307
Total Long Positions - 91.6% (Cost $797,235,328)*	879,676,380
Total Short Positions - (38.8)% (Proceeds $(414,027,848))*	(372,504,651)
Total Written Options - (0.3)% (Premiums Received $(5,618,345))*	(3,347,453)
Other Assets & Liabilities, Net – 47.5%	456,322,321
Net Assets – 100.0%	$960,146,597

ABSOLUTE STRATEGIES FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Short Positions - (38.8)%
Common Stock - (28.5)%
Consumer Discretionary - (5.8)%
(14,835)	Bob Evans Farms, Inc.	$(562,988)
(16,319)	Brinker International, Inc.	(743,004)
(5,933)	Cabela's, Inc.	(297,006)
(44,650)	Carnival Corp.	(1,973,530)
(26,142)	Chuy's Holdings, Inc.	(904,775)
(2,970)	Cracker Barrel Old Country Store, Inc.	(509,266)
(51,923)	Del Frisco's Restaurant Group, Inc.	(743,537)
(65,275)	Del Taco Restaurants, Inc.	(594,002)
(221,000)	Fiat Chrysler Automobiles NV	(1,347,675)
(22,253)	Fiesta Restaurant Group, Inc.	(485,338)
(360,637)	Ford Motor Co.	(4,533,207)
(57,857)	Fox Factory Holding Corp.	(1,004,976)
(187,722)	General Motors Co.	(5,312,533)
(146,300)	Hanesbrands, Inc.	(3,676,519)
(25,622)	iRobot Corp.	(898,820)
(8,900)	Jack in the Box, Inc.	(764,688)
(397,092)	JAKKS Pacific, Inc.	(3,140,998)
(42,400)	M/I Homes, Inc.	(798,392)
(5,900)	McDonald's Corp.	(710,006)
(26,500)	Mohawk Industries, Inc.	(5,028,640)
(8,397)	Netflix, Inc.	(768,158)
(56,373)	Noodles & Co.	(551,328)
(27,730)	PetMed Express, Inc.	(520,215)
(32,500)	Polaris Industries, Inc.	(2,657,200)
(19,180)	The Home Depot, Inc.	(2,449,094)
(3,240)	The Priceline Group, Inc.	(4,044,848)
(10,862)	The Toro Co.	(958,028)
(17,802)	Titan International, Inc.	(110,372)
(36,600)	Tractor Supply Co.	(3,337,188)
(7,650)	Ulta Salon Cosmetics & Fragrance, Inc.	(1,863,846)
(93,850)	Under Armour, Inc., Class A	(3,766,200)
(16,667)	Under Armour, Inc., Class C	(606,692)
(55,663,069)
Consumer Staples - (3.5)%
(7,195)	Acadia Healthcare Co., Inc.	(398,603)
(38,800)	Acorda Therapeutics, Inc.	(989,594)
(125,700)	Albany Molecular Research, Inc.	(1,689,408)
(44,505)	Amira Nature Foods, Ltd.	(329,337)
(17,802)	Archer-Daniels-Midland Co.	(763,528)
(2,000)	Ascent Capital Group, Inc., Class A	(30,780)
(95,700)	Carriage Services, Inc.	(2,266,176)
(44,348)	Cenveo, Inc.	(36,184)
(14,360)	DavidsTea, Inc.	(195,727)
(40,054)	Dean Foods Co.	(724,577)
(133,900)	Depomed, Inc.	(2,627,118)
(7,714)	Dr. Pepper Snapple Group, Inc.	(745,404)
(59,600)	Endologix, Inc.	(742,616)
(35,200)	FleetCor Technologies, Inc.	(5,038,176)
(41,537)	Flowers Foods, Inc.	(778,819)
(10,698)	General Mills, Inc.	(762,981)
(48,500)	Healthways, Inc.	(560,175)
(85,500)	Ironwood Pharmaceuticals, Inc.	(1,117,912)
(5,933)	John B Sanfilippo & Son, Inc.	(252,924)
(276,500)	Monster Worldwide, Inc.	(660,835)
(202,742)	Pacific Biosciences of California, Inc.	(1,426,290)
(65,335)	Protalix BioTherapeutics, Inc.	(41,814)
(8,901)	Sanderson Farms, Inc.	(771,183)
(29,670)	SodaStream International, Ltd.	(632,861)
(48,700)	The Estee Lauder Cos., Inc.	(4,432,674)
Shares	Security Description	Value

(28,900)	The Spectranetics Corp.	$(540,719)
(63,000)	The WhiteWave Foods Co.	(2,957,220)
(8,011)	TreeHouse Foods, Inc.	(822,329)
(47,408)	TriNet Group, Inc.	(985,612)
		(33,321,576)
Energy - (0.4)%
(23,400)	Clean Energy Fuels Corp.	(81,198)
(25,000)	Gastar Exploration, Inc.	(27,500)
(10,200)	Helix Energy Solutions Group, Inc.	(68,952)
(403,800)	Renewable Energy Group, Inc.	(3,565,554)
(11,463)	Tallgrass Energy Partners LP	(527,527)
(4,270,731)
Financial - (6.6)%
(62,000)	AerCap Holdings NV	(2,082,580)
(2,108,000)	Agricultural Bank of China, Ltd., Class H	(768,956)
(53,000)	Air Lease Corp.	(1,419,340)
(18,369)	Altisource Portfolio Solutions SA	(511,393)
(58,550)	Ameriprise Financial, Inc.	(5,260,717)
(280,000)	Banco Santander SA, ADR	(1,097,600)
(357,150)	Bank of America Corp.	(4,739,380)
(2,295,000)	Bank of China, Ltd., Class H	(914,083)
(2,586,000)	Bank of Communications Co., Ltd., Class H	(1,629,979)
(11,765)	Boardwalk Real Estate Investment Trust REIT	(524,164)
(30,380)	BofI Holding, Inc.	(538,030)
(3,180,000)	China CITIC Bank Corp., Ltd., Class H	(1,930,601)
(1,530,000)	China Construction Bank Corp., Class H	(1,009,732)
(2,193,000)	China Galaxy Securities Co., Ltd., Class H	(1,958,919)
(1,003,000)	China Merchants Bank Co., Ltd., Class H	(2,241,789)
(814,000)	CITIC Securities Co., Ltd., Class H	(1,783,684)
(97,300)	Citigroup, Inc.	(4,124,547)
(46,500)	Comerica, Inc.	(1,912,545)
(121,934)	Consumer Portfolio Services, Inc.	(459,691)
(4,935)	Credit Acceptance Corp.	(913,370)
(65,500)	Deutsche Bank AG	(899,315)
(52,400)	Encore Capital Group, Inc.	(1,232,972)
(110,400)	Erste Group Bank AG	(2,488,308)
(33,700)	Forestar Group, Inc.	(400,693)
(1,860)	FXCM, Inc., Class A	(16,089)
(10,174)	Home Capital Group, Inc.	(252,155)
(3,008,000)	Industrial & Commercial Bank of China, Ltd., Class H	(1,663,335)
(886,500)	Intesa Sanpaolo SpA	(1,674,416)
(27,236)	Noah Holdings, Ltd., ADR	(656,660)
(385,300)	Nordea Bank AB	(3,228,784)
(215,075)	OTP Bank PLC	(4,800,274)
(12,456)	Paychex, Inc.	(741,132)
(169,900)	Swedbank AB, Class A	(3,528,246)
(170,100)	The Charles Schwab Corp.	(4,305,231)
(674,000)	UniCredit SpA	(1,473,504)
(63,182,214)
Healthcare - (0.3)%
(122,468)	ImmunoGen, Inc.	(377,201)
(17,600)	Insulet Corp.	(532,224)
(50,300)	Quidel Corp.	(898,358)
(35,800)	Repligen Corp.	(979,488)
(2,787,271)

ABSOLUTE STRATEGIES FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Industrial - (7.0)%
(15,442)	AECOM	$(490,592)
(14,835)	AGCO Corp.	(699,174)
(71,000)	Altra Industrial Motion Corp.	(1,915,580)
(79,600)	Atlas Copco AB, Class A	(2,044,403)
(89,010)	CNH Industrial NV	(636,421)
(10,385)	Deere & Co.	(841,600)
(18,085)	Donaldson Co., Inc.	(621,401)
(79,100)	Eaton Corp. PLC	(4,724,643)
(10,400)	Echo Global Logistics, Inc.	(233,168)
(91,200)	Emerson Electric Co.	(4,756,992)
(26,500)	Fluidigm Corp.	(239,295)
(111,900)	Fluor Corp.	(5,514,432)
(15,799)	Garmin, Ltd.	(670,194)
(142,000)	General Electric Co.	(4,470,160)
(77,932)	Griffon Corp.	(1,313,934)
(13,723)	Hyster-Yale Materials Handling, Inc.	(816,381)
(60,400)	IDEX Corp.	(4,958,840)
(61,963)	Kaman Corp.	(2,634,667)
(12,400)	Proto Labs, Inc.	(713,744)
(17,776)	Rockwell Collins, Inc.	(1,513,449)
(118,300)	Sensata Technologies Holding NV	(4,127,487)
(81,000)	SKF AB, Class B	(1,283,830)
(18,380)	SMA Solar Technology AG	(901,556)
(123,975)	Spirit AeroSystems Holdings, Inc., Class A	(5,330,925)
(59,200)	Textron, Inc.	(2,164,352)
(44,400)	The Boeing Co.	(5,766,228)
(23,300)	The Middleby Corp.	(2,685,325)
(12,444)	Trex Co., Inc.	(558,984)
(313,200)	TTM Technologies, Inc.	(2,358,396)
(56,300)	Wartsila OYJ Abp	(2,283,604)
(67,269,757)
Information Technology - (3.1)%
(116,200)	ACI Worldwide, Inc.	(2,267,062)
(23,475)	Alliance Data Systems Corp.	(4,599,222)
(88,513)	Amber Road, Inc.	(682,435)
(7,548)	Apple, Inc.	(721,589)
(72,950)	Autodesk, Inc.	(3,949,513)
(64,900)	Avid Technology, Inc.	(377,069)
(19,987)	Benefitfocus, Inc.	(761,904)
(48,726)	Callidus Software, Inc.	(973,545)
(11,179)	Check Point Software Technologies, Ltd.	(890,743)
(35,300)	Cypress Semiconductor Corp.	(372,415)
(11,900)	Envestnet, Inc.	(396,389)
(99,766)	Fortinet, Inc.	(3,151,608)
(111,674)	inContact, Inc.	(1,546,685)
(43,200)	Interactive Intelligence Group, Inc.	(1,770,768)
(5,400)	MTS Systems Corp.	(236,736)
(34,200)	NetSuite, Inc.	(2,489,760)
(14,665)	NVIDIA Corp.	(689,402)
(10,479)	Open Text Corp.	(619,938)
(1,025,100)	Quantum Corp.	(430,542)
(29,287)	RealPage, Inc.	(653,979)
(56,407)	TubeMogul, Inc.	(671,243)
(8,400)	Verint Systems, Inc.	(278,292)
(67,096)	Xactly Corp.	(859,500)
(29,390,339)
Materials - (0.7)%
(57,435)	Aceto Corp.	(1,257,252)
(96,428)	AgroFresh Solutions, Inc.	(512,033)
Shares	Security Description	Value

(34,000)	Allegheny Technologies, Inc.	$(433,500)
(57,857)	American Vanguard Corp.	(874,219)
(13,351)	CF Industries Holdings, Inc.	(321,759)
(7,599)	Clearwater Paper Corp.	(496,747)
(32,637)	Platform Specialty Products Corp.	(289,817)
(24,963)	Potash Corp. of Saskatchewan, Inc.	(405,399)
(114,200)	Silver Standard Resources, Inc.	(1,483,458)
(16,761)	The Mosaic Co.	(438,803)
		(6,512,987)
Telecommunication Services - (1.1)%
(2,800)	Alaska Communications Systems Group, Inc.	(4,760)
(45,700)	Blucora, Inc.	(473,452)
(154,900)	Discovery Communications, Inc., Class A	(3,908,127)
(55,600)	Global Eagle Entertainment, Inc.	(369,184)
(46,103)	GrubHub, Inc.	(1,432,420)
(231,500)	Harmonic, Inc.	(659,775)
(138,400)	Pandora Media, Inc.	(1,723,080)
(37,679)	Twitter, Inc.	(637,152)
(12,557)	Ubiquiti Networks, Inc.	(485,454)
(27,500)	Web.com Group, Inc.	(499,950)
(10,600)	WebMD Health Corp.	(615,966)
(10,809,320)
Utilities - (0.0)%
(49,276)	EnerNOC, Inc.	(311,424)
Total Common Stock (Proceeds $(316,372,079))	(273,518,688)

Principal	Security Description	Rate	Maturity	Value
Exchange Traded Note – (0.2)%
$(58,146)	JPMorgan Alerian MLP Index ETN (Proceeds $(1,799,244))	(1,850,787)

Shares	Security Description	Value
Investment Companies - (10.1)%
(10,861)	iShares Russell 2000 ETF	(1,248,689)
(4,783)	iShares U.S. Real Estate ETF	(393,641)
(12,604)	SPDR Barclays High Yield Bond ETF	(449,963)
(886,925)	Vanguard Total Stock Market ETF	(95,042,883)
Total Investment Companies (Proceeds $(95,856,525))	(97,135,176)
Total Short Positions - (38.8)% (Proceeds $(414,027,848))	$(372,504,651)

ABSOLUTE STRATEGIES FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.3)%
Call Options Written - (0.1)%
(353)	American Airlines Group, Inc.	$50.00	01/17	$(2,824)
(140)	Apple, Inc.	135.00	03/17	(4,340)
(163)	Harley-Davidson, Inc.	50.00	01/18	(68,134)
(219)	Macy's, Inc.	40.00	01/17	(25,404)
(6,498)	SPDR S&P 500 ETF Trust	218.00	09/16	(779,760)
(205)	Union Pacific Corp.	90.00	01/17	(85,485)
Total Call Options Written (Premiums Received $(1,743,223))	(965,947)
Put Options Written - (0.2)%
(282)	American Airlines Group, Inc.	30.00	01/17	(124,080)
(530)	American International Group, Inc.	40.00	01/17	(45,050)
(94)	Apple, Inc.	75.00	01/18	(49,350)
(163)	Harley-Davidson, Inc.	40.00	01/18	(84,760)
(20)	iShares Russell 2000 ETF	94.00	08/16	(440)
(287)	Joy Global, Inc.	15.00	01/17	(37,597)
(219)	Macy's, Inc.	30.00	01/17	(48,618)
(115)	SPDR S&P 500 ETF Trust	185.00	09/16	(14,490)
(150)	SPDR S&P 500 ETF Trust	184.00	09/16	(17,775)
(15)	SPDR S&P 500 ETF Trust	192.00	10/16	(3,495)
(40)	SPDR S&P 500 ETF Trust	187.00	10/16	(7,060)
(5)	SPDR S&P 500 ETF Trust	182.00	10/16	(668)
(5,384)	SPDR S&P 500 ETF Trust	170.00	03/17	(1,841,328)
(114)	The Boeing Co.	100.00	01/18	(83,220)
(205)	Union Pacific Corp.	65.00	01/17	(23,575)
Total Put Options Written (Premiums Received $(3,875,122))	(2,381,506)
Total Written Options - (0.3)% (Premiums Received $(5,618,345))	$(3,347,453)

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2016

ADR    American Depositary Receipt
ETF Exchange Traded Fund
ETN Exchange Traded Note
LLC Limited Liability Company
LP   Limited Partnership
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Subject to call option written by the Fund.
(c) Subject to put option written by the Fund.
(d) Non-income producing security.
(e) Variable rate security. Rate presented is as of June 30, 2016.
(f) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2016.
(g) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $52,887,193 or 5.5% of net assets.
(h) Affiliated Company.
(i) Rate presented is yield to maturity.
(j) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.

At June 30, 2016, the Fund held the following credit default swap agreements:

Credit Default Swaps - Buy Protection

Counterparty	Reference Entity / Obligation	Pays Rate	Termination Date	Credit Spread as of 06/30/16(1)	Notional Amount	Net Unrealized Depreciation
Barclays	Eastman Chemical Co, 7.60%, 02/01/27	1.00%	06/20/21	0.94%	$10,000,000	$(13,372)
Barclays	Macy's Inc., 7.45%, 07/15/17	1.00	06/20/21	2.15	10,000,000	197,203
Barclays	Marriott International, 3.00%, 03/01/19	1.00	12/20/20	0.58	5,000,000	(8,607)
Barclays	Marriott International, Inc., 3.00%, 03/01/19	1.00	06/20/21	0.58	5,000,000	(20,910)
Barclays	Nordstrom Inc, 6.95%, 03/15/28	1.00	06/20/21	1.76	5,000,000	173,538
BNP Paribas	Host Hotels & Resorts, 4.75%, 03/01/23	1.00	06/20/21	0.93	10,000,000	11,353
BNP Paribas	International Paper Co, 7.50%, 08/15/21	1.00	06/20/21	0.77	5,000,000	(45,689)
BNP Paribas	Marriott International, Inc., 3.00%, 03/01/19	1.00	06/20/21	0.58	5,000,000	(26,040)
BNP Paribas	Pitney Bowes Inc., 6.25%, 03/15/19	1.00	06/20/21	1.45	5,000,000	3,010
BNP Paribas	Ryder Systems Inc, 2.55%, 06/01/19	1.00	06/20/21	0.85	10,000,000	(123,376)
Goldman Sachs & Co.	Eastman Chemical Co, 7.60%, 02/01/27	1.00	06/20/21	0.94	5,000,000	(14,949)
Goldman Sachs & Co.	Host Hotels & Resorts, 4.75%, 03/01/23	1.00	06/20/21	0.93	5,000,000	(6,029)
Goldman Sachs & Co.	International Paper Co, 7.50%, 08/15/21	1.00	06/20/21	0.77	5,000,000	(7,969)
Goldman Sachs & Co.	Nordstrom Inc, 6.95%, 03/15/28	1.00	06/20/21	1.76	5,000,000	146,482
Goldman Sachs & Co.	Ryder Systems Inc, 2.55%, 06/01/19	1.00	06/20/21	0.85	10,000,000	(86,008)
Morgan Stanley	Gatx Corp., 6.00%, 02/15/18	1.00	06/20/21	1.81	5,000,000	(19,904)
Morgan Stanley	International Paper Co, 7.50%, 08/15/21	1.00	06/20/21	0.77	5,000,000	(819)
Morgan Stanley	Pitney Bowes Inc., 6.25%, 03/15/19	1.00	06/20/21	1.45	5,000,000	63,833
						$221,747

(1)   Credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2016

At June 30, 2016, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
200	Platinum 50 oz. Future	11/04/16	$9,814,840	$428,160
125	Silver Future	10/04/16	11,178,625	460,750
(850)	NASDAQ 100 E-Mini Future	09/20/16	(74,326,560)	(592,440)
(200)	Russell 2000 Mini Future	09/20/16	(22,811,467)	(136,533)
(2,200)	S&P 500 E-Mini Future	09/20/16	(231,297,799)	1,364,799
(30)	U.S. 10-year Note Future	10/04/16	(3,959,156)	(30,376)
(90)	U.S. 5-year Note Future	10/11/16	(10,933,594)	(61,172)
$(322,335,111)	$1,433,188

Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund's Schedule of Investments.  Transactions during the period with affiliates were as follows:
Investment Company
Absolute Capital Opportunities Fund	Balance 03/31/16	Gross Additions	Gross Reductions	Balance 06/30/16	Realized Loss	Investment Income
Shares/Principal	1,196,695	-	-	1,196,695
Cost	$12,010,000	$-	$-	$12,010,000	$-	$-
Proceeds	-	-	-	-
Value	12,218,253	-	-	12,266,121

As of June 30, 2016, the Absolute Strategies Fund had the following forward currency contracts outstanding:
Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Depreciation
Goldman Sachs & Co.	(1,208,549)	Canadian Dollars	07/29/16	$930,000	$(5,558)
	(977,988)	Pounds Sterling	07/29/16	1,415,500	113,214
	(946,425)	Pounds Sterling	07/29/16	1,395,750	135,493
	313,886	Pounds Sterling	07/29/16	(465,250)	(47,280)
	332,950	Pounds Sterling	07/29/16	(472,345)	(28,989)
	641,554	Pounds Sterling	07/29/16	(943,155)	(88,863)
	676,626	Pounds Sterling	07/29/16	(930,500)	(29,506)
					$48,511

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$161,741,412
Gross Unrealized Depreciation	(35,506,271)
Net Unrealized Appreciation	$126,235,141

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2016.

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2016

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$31,720,460	$-	$-	$31,720,460
Consumer Staples	71,946,814	-	-	71,946,814
Energy	49,357,076	-	-	49,357,076
Financial	42,343,244	-	-	42,343,244
Healthcare	6,309,198	-	-	6,309,198
Industrial	31,975,654	-	-	31,975,654
Information Technology	15,412,416	-	-	15,412,416
Materials	26,255,634	-	-	26,255,634
Telecommunication Services	25,936,997	-	-	25,936,997
Utilities	3,767,994	-	-	3,767,994
Preferred Stock
Information Technology	6,272,842	-	-	6,272,842
Asset Backed Obligations	-	3,884,619	-	3,884,619
Corporate Convertible Bonds	-	126,056,625	-	126,056,625
Corporate Non-Convertible Bonds	-	46,938,646	-	46,938,646
Exchange Traded Note	134,875	-	-	134,875
Syndicated Loans	-	4,923,369	-	4,923,369
Warrants	5,417	-	-	5,417
Investment Companies	114,003,013	-	-	114,003,013
Commercial Paper	-	7,998,063	-	7,998,063
Money Market Fund	-	254,678,117	-	254,678,117
Purchased Options	7,220,355	2,534,952	-	9,755,307
Total Investments At Value	$432,661,989	$447,014,391	$-	$879,676,380
Other Financial Instruments**
Credit Default Swaps	-	595,419	-	595,419
Forward Currency Contracts	-	248,707	-	248,707
Futures	2,253,709	-	-	2,253,709
Total Other Financial Instruments**	$2,253,709	$844,126	$-	$3,097,835
Total Assets	$434,915,698	$447,858,517	$-	$882,774,215

Liabilities
Securities Sold Short
Common Stock	$(273,518,688)	$-	$-	$(273,518,688)
Exchange Traded Note	(1,850,787)	-	-	(1,850,787)
Investment Companies	(97,135,176)	-	-	(97,135,176)
Total Securities Sold Short	$(372,504,651)	$-	$-	$(372,504,651)
Other Financial Instruments**
Written Options	(1,428,509)	(1,918,944)	-	(3,347,453)
Credit Default Swaps	-	(373,672)	-	(373,672)
Futures	(820,521)	-	-	(820,521)
Forward Currency Contracts	-	(200,196)	-	(200,196)
Total Other Financial Instruments**	$(2,249,030)	$(2,492,812)	$-	$(4,741,842)
Total Liabilities	$(374,753,681)	$(2,492,812)	$-	$(377,246,493)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as credit default swaps, forward currency contracts and futures, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULE OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2016

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Corporate Convertible Bonds

Balance as of 03/31/16	$59,500
Accrued Accretion/(Amortization)	(74,093)
Change in Unrealized Appreciation/(Depreciation)	797,941
Realized Gain / (Loss)	(747,797)
Sales	(35,551)
Balance as of 06/30/16	$-
Net change in unrealized appreciation/(depreciation) from investments held as of 06/30/16	797,941

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category. The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE CREDIT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Rate	Value
Long Positions - 92.7%
Equity Securities - 0.4%
Preferred Stock - 0.4%
Information Technology - 0.4%
500	MTS Systems Corp. (a) (Cost $50,000)	8.75%	$52,665
Total Equity Securities (Cost $50,000)	52,665

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 83.6%
Corporate Convertible Bonds - 45.8%
Consumer Discretionary - 2.7%
$400,000	JAKKS Pacific, Inc. (a)(b)	4.88%	06/01/20	393,500
Consumer Staples - 9.0%
100,000	Ascent Capital Group, Inc. (a)	4.00	07/15/20	58,812
250,000	Carriage Services, Inc. (a)	2.75	03/15/21	294,844
150,000	Depomed, Inc. (a)	2.50	09/01/21	181,594
400,000	Endologix, Inc. (a)	2.25	12/15/18	368,250
200,000	Healthways, Inc. (a)	1.50	07/01/18	188,875
250,000	Monster Worldwide, Inc. (a)	3.50	10/15/19	216,719
				1,309,094
Energy - 3.6%
200,000	Helix Energy Solutions Group, Inc. (a)	3.25	03/15/32	178,250
350,000	Renewable Energy Group, Inc. (a)(b)	4.00	06/15/36	346,500
				524,750
Financial - 3.5%
350,000	Encore Capital Group Inc (a)	3.00	07/01/20	272,344
100,000	Forestar Group, Inc. (a)	3.75	03/01/20	92,187
400,000	FXCM, Inc. (a)	2.25	06/15/18	147,750
				512,281
Healthcare - 3.4%
300,000	Quidel Corp. (a)	3.25	12/15/20	279,375
200,000	Repligen Corp. (a)	2.13	06/01/21	216,375
				495,750
Industrial - 5.3%
250,000	Altra Industrial Motion Corp. (a)	2.75	03/01/31	283,750
300,000	Fluidigm Corp. (a)	2.75	02/01/34	183,000
300,000	TTM Technologies, Inc. (a)	1.75	12/15/20	298,875
				765,625
Information Technology - 7.1%
400,000	Avid Technology, Inc. (a)	2.00	06/15/20	273,250
Principal	Security Description	Rate	Maturity	Value
$150,000	Cypress Semiconductor Corp. (b)	4.50%	01/15/22	$161,062
100,000	Envestnet, Inc. (a)	1.75	12/15/19	90,500
250,000	Interactive Intelligence Group, Inc. (a)	1.25	06/01/20	237,344
250,000	Quantum Corp. (a)	4.50	11/15/17	184,531
100,000	Verint Systems, Inc. (a)	1.50	06/01/21	91,563
				1,038,250
Materials - 2.1%
100,000	Allegheny Technologies, Inc. (a)	4.75	07/01/22	106,000
200,000	Silver Standard Resources, Inc. (a)(b)	2.88	02/01/33	191,250
				297,250
Telecommunication Services - 7.9%
250,000	Blucora, Inc. (a)	4.25	04/01/19	231,250
400,000	Global Eagle Entertainment, Inc. (a)	2.75	02/15/35	295,500
350,000	Pandora Media, Inc. (a)(b)	1.75	12/01/20	350,656
100,000	Twitter, Inc. (a)	1.00	09/15/21	89,500
200,000	Web.com Group, Inc. (a)	1.00	08/15/18	184,875
				1,151,781
Utilities - 1.2%
250,000	EnerNOC, Inc. (a)	2.25	08/15/19	180,625
Total Corporate Convertible Bonds (Cost $7,161,364)	6,668,906
Corporate Non-Convertible Bonds - 37.8%
Consumer Discretionary - 4.5%
225,000	GameStop Corp. (b)	5.50	10/01/19	223,593
200,000	JC Penney Corp., Inc.	7.65	08/15/16	200,956
199,000	L Brands, Inc.	8.50	06/15/19	231,835
				656,384
Consumer Staples - 6.3%
150,000	Bumble Bee Holdings, Inc. (b)	9.00	12/15/17	152,250
343,000	Cenveo Corp. (b)	6.00	08/01/19	286,405
182,000	ConvaTec Healthcare E SA (b)	10.50	12/15/18	186,095
282,000	Dean Holding Co.	6.90	10/15/17	293,985
				918,735
Energy - 2.6%
165,000	Boardwalk Pipelines LP	5.88	11/15/16	167,299
260,000	Gastar Exploration, Inc.	8.63	05/15/18	219,050
				386,349

ABSOLUTE CREDIT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Principal	Security Description	Rate	Maturity	Value
Financial - 3.8%
$325,000	Ally Financial, Inc.	3.50%	07/18/16	$325,406
217,000	iStar, Inc.	9.00	06/01/17	226,223
				551,629
Industrial - 1.8%
253,000	Spirit AeroSystems, Inc.	6.75	12/15/20	261,539
Information Technology - 5.3%
200,000	EarthLink Holdings Corp.	7.38	06/01/20	209,000
392,000	First Data Corp. (b)	6.75	11/01/20	410,420
150,000	NXP BV / NXP Funding, LLC (b)	3.50	09/15/16	150,228
				769,648
Materials - 1.1%
169,000	International Wire Group Holdings, Inc. (b)	8.50	10/15/17	167,944
Telecommunication Services - 10.1%
240,000	Clearwire Communi-cations, LLC / Clearwire Finance, Inc. (b)	14.75	12/01/16	252,300
181,000	Entercom Radio, LLC	10.50	12/01/19	191,147
195,000	FairPoint Communi-cations, Inc. (b)	8.75	08/15/19	192,806
150,000	iHeartCommuni-cations, Inc.	9.00	12/15/19	113,062
388,000	Nielsen Finance LLC / Nielsen Finance Co.	4.50	10/01/20	396,730
155,000	ViaSat, Inc.	6.88	06/15/20	160,619
150,000	Windstream Services, LLC	7.88	11/01/17	159,750
				1,466,414
Utilities - 2.3%
118,000	Calpine Corp. (b)	7.88	01/15/23	125,080
200,000	Sabine Pass LNG LP	7.50	11/30/16	203,925
				329,005
Total Corporate Non-Convertible Bonds (Cost $5,604,506)	5,507,647
Total Fixed Income Securities (Cost $12,765,870)	12,176,553
Short-Term Investments - 1.7%
Commercial Paper - 1.7%
250,000	Staples, Inc. (c) (Cost $249,912)	1.15	07/12/16	249,912
Total Short-Term Investments (Cost $249,912)	249,912
Shares	Security Description	Value
Money Market Fund - 6.8%
986,647	State Street Institutional Treasury Money Market Fund, 0.14% (d)	$986,647
Total Money Market Fund (Cost $986,647)	986,647
Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 0.2%
Put Options Purchased - 0.2%
14	SPDR S&P 500 ETF Trust	$205.00	09/16	6,104
50	SPDR S&P 500 ETF Trust	204.00	09/16	20,600
Total Put Options Purchased (Premiums Paid $59,359)	26,704
Total Purchased Options (Premiums Paid $59,359)	26,704
Total Long Positions - 92.7% (Cost $14,111,788)*	13,492,481
Total Short Positions - (15.4)% (Proceeds $(2,831,996))*	(2,243,941)
Total Written Options - (0.1)% (Premiums Received $(24,866))*	(7,689)
Other Assets & Liabilities, Net – 22.8%	3,317,325
Net Assets – 100.0%	$14,558,176

ABSOLUTE CREDIT OPPORTUNITIES FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Short Positions - (15.4)%
Common Stock - (15.4)%
Consumer Discretionary - (1.4)%
(25,429)	JAKKS Pacific, Inc.	$(201,144)
Consumer Staples - (3.3)%
(330)	Ascent Capital Group, Inc., Class A	(5,079)
(7,400)	Carriage Services, Inc.	(175,232)
(17,102)	Cenveo, Inc.	(13,953)
(5,969)	Depomed, Inc.	(117,112)
(6,300)	Endologix, Inc.	(78,498)
(3,631)	Healthways, Inc.	(41,938)
(23,039)	Monster Worldwide, Inc.	(55,063)
(486,875)
Energy - (1.6)%
(9,000)	Gastar Exploration, Inc.	(9,900)
(1,400)	Helix Energy Solutions Group, Inc.	(9,464)
(23,516)	Renewable Energy Group, Inc.	(207,646)
(227,010)
Financial - (0.7)%
(3,844)	Encore Capital Group, Inc.	(90,450)
(1,389)	Forestar Group, Inc.	(16,515)
(300)	FXCM, Inc., Class A	(2,595)
(109,560)
Healthcare - (1.3)%
(4,212)	Quidel Corp.	(75,226)
(4,000)	Repligen Corp.	(109,440)
(184,666)
Industrial - (2.2)%
(5,700)	Altra Industrial Motion Corp.	(153,786)
(2,086)	Fluidigm Corp.	(18,837)
(20,048)	TTM Technologies, Inc.	(150,961)
(323,584)
Information Technology - (2.0)%
(7,621)	Avid Technology, Inc.	(44,278)
(6,240)	Cypress Semiconductor Corp.	(65,832)
(500)	Envestnet, Inc.	(16,655)
(2,018)	Interactive Intelligence Group, Inc.	(82,718)
(900)	MTS Systems Corp.	(39,456)
(59,736)	Quantum Corp.	(25,089)
(480)	Verint Systems, Inc.	(15,902)
(289,930)
Materials - (0.8)%
(4,900)	Allegheny Technologies, Inc.	(62,475)
(4,611)	Silver Standard Resources, Inc.	(59,897)
(122,372)
Telecommunication Services - (2.0)%
(2,900)	Blucora, Inc.	(30,044)
(8,977)	Global Eagle Entertainment, Inc.	(59,608)
(13,300)	Pandora Media, Inc.	(165,585)
(200)	Twitter, Inc.	(3,382)
(1,468)	Web.com Group, Inc.	(26,688)
(285,307)
Shares	Security Description	Value
Utilities - (0.1)%
(2,135)	EnerNOC, Inc.	$(13,493)
Total Common Stock (Proceeds $(2,831,996))	(2,243,941)
Total Short Positions - (15.4)% (Proceeds $(2,831,996))	$(2,243,941)

ABSOLUTE CREDIT OPPORTUNITIES FUND SCHEDULE OF PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.1)%
Put Options Written - (0.1)%
(14)	SPDR S&P 500 ETF Trust	$185.00	09/16	$(1,764)
(50)	SPDR S&P 500 ETF Trust	184.00	09/16	(5,925)
Total Put Options Written (Premiums Received $(24,866))	(7,689)
Total Written Options - (0.1)% (Premiums Received $(24,866))	$(7,689)

ABSOLUTE CREDIT OPPORTUNITIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2016

ETF Exchange Traded Fund
LLC Limited Liability Company
LP        Limited Partnership
(a)       All or a portion of this security is held as collateral for securities sold short.
(b)       Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $3,590,089 or 24.7% of net assets.
(c)       Rate presented is yield to maturity.
(d)      Variable rate security. Rate presented is as of June 30, 2016.

At June 30, 2016, the Fund held the following credit default swap agreements:
Credit Default Swaps - Buy Protection
Counterparty	Reference Entity / Obligation	Pay Rate	Termination Date	Credit Spread as of 06/30/16 (1)	Notional Amount	Net Unrealized Depreciation
BNP Paribas	Host Hotels & Resorts, 4.75%, 03/01/23	1.00%	06/20/21	0.93%	$5,000,000	$5,676
BNP Paribas	Nordstrom Inc, 6.95%, 03/15/28	1.00	06/20/21	1.76	5,000,000	139,699
BNP Paribas	Ryder Systems Inc, 2.55%, 06/01/19	1.00	06/20/21	0.85	10,000,000	(123,376)
						$21,999

(1)             Credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

At June 30, 2016, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
(5)	Russell 2000 Mini Future	09/20/16	$(579,563)	$5,863
$(579,563)	$5,863

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,051,123
Gross Unrealized Depreciation	(1,065,198)
Net Unrealized Depreciation	$(14,075)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2016.

ABSOLUTE CREDIT OPPORTUNITIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2016

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Preferred Stock
Information Technology	$52,665	$-	$-	$52,665
Corporate Convertible Bonds	-	6,668,906	-	6,668,906
Corporate Non-Convertible Bonds	-	5,507,647	-	5,507,647
Commercial Paper	-	249,912	-	249,912
Money Market Fund	-	986,647	-	986,647
Purchased Options	26,704	-	-	26,704
Total Investments At Value	$79,369	$13,413,112	$-	$13,492,481
Other Financial Instruments**
Credit Default Swaps	-	145,375		-	145,375
Futures	5,863	-		-	5,863
Total Other Financial Instruments**	$5,863	$145,375	$		$151,238
Total Assets	$85,232	$13,558,487		$-	$13,643,719
Liabilities
Securities Sold Short
Common Stock	$(2,243,941)	$-	$-	$(2,243,941)
Total Securities Sold Short	$(2,243,941)	$-	$-	$(2,243,941)
Other Financial Instruments**
Written Options	(1,764)	(5,925)	-	(7,689)
Credit Default Swaps	-	(123,376)	-	(123,376)
Total Other Financial Instruments**	$(1,764)	$(129,301)	$-	$(131,065)
Total Liabilities	$(2,245,705)	$(129,301)	$-	$(2,375,006)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as credit default swaps and futures, which are valued at the unrealized appreciation (depreciation) of the instrument.  Written options are reported at their market value at period end.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE CAPITAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Long Positions - 99.6%
Common Stock - 51.4%
Consumer Discretionary - 5.5%
2,835	American Airlines Group, Inc. (a)(b)(c)	$80,259
1,355	Bed Bath & Beyond, Inc. (a)	58,563
385	CarMax, Inc. (a)(d)	18,876
770	CVS Health Corp. (a)	73,720
4,305	General Motors Co. (a)	121,831
1,880	Harley-Davidson, Inc. (a)(b)(c)	85,164
2,850	Kohl's Corp.(a)	108,072
1,315	Macy's, Inc. (a)(b)(c)	44,197
730	VF Corp.	44,888
565	Walgreens Boots Alliance, Inc.	47,048
		682,618
Consumer Staples - 12.4%
88	Brookfield Business Partners LP (d)	1,680
1,965	Diageo PLC, ADR	221,809
3,045	Express Scripts Holding Co. (d)	230,811
330	McKesson Corp.	61,595
2,550	Nestle SA, ADR	197,140
1,740	Philip Morris International, Inc.	176,993
12,710	Quanta Services, Inc. (a)(d)	293,855
2,300	Robert Half International, Inc.	87,768
6,140	Sanofi, ADR	256,959
		1,528,610
Energy - 4.2%
1,145	Diamond Offshore Drilling, Inc. (a)	27,858
1,140	FMC Technologies, Inc. (a)(d)	30,404
3,480	Halliburton Co. (a)	157,609
700	National Oilwell Varco, Inc. (a)	23,555
1,255	Schlumberger, Ltd. (a)	99,245
4,870	Spectra Energy Corp.	178,388
		517,059
Financial - 12.0%
2,030	American Express Co. (a)	123,343
1,140	American International Group, Inc. (a) (c)	60,294
1,275	Aon PLC(a)	139,268
11,660	Bank of America Corp. (a)	154,728
1,220	Berkshire Hathaway, Inc., Class B(a)(d)	176,644
4,410	Brookfield Asset Management, Inc., Class A	145,839
3,875	CBRE Group, Inc., Class A (a)(d)	102,610
2,010	Citigroup, Inc. (a)	85,204
2,590	JPMorgan Chase & Co. (a)	160,943
5,060	The Bank of New York Mellon Corp.	196,581
2,400	WR Berkley Corp.	143,808
		1,489,262
Healthcare - 0.6%
410	Becton Dickinson and Co.	69,532
Industrial - 7.5%
950	Emerson Electric Co.	49,552
2,750	Expeditors International of Washington, Inc.	134,860
4,270	Jacobs Engineering Group, Inc. (a)(d)	212,689
6,315	Leucadia National Corp. (a)	109,439
1,200	The Boeing Co. (a)(c)	155,844
920	Union Pacific Corp. (a)(b)(c)	80,270
500	United Parcel Service, Inc., Class B(a)	53,860
930	Valmont Industries, Inc. (a)	125,801
		922,315
Shares	Security Description	Value
Information Technology - 1.6%
2,095	Apple, Inc. (a)(b)(c)	$200,282
Materials - 4.4%
890	Monsanto Co.	92,035
1,595	Praxair, Inc.	179,262
3,750	Royal Gold, Inc.	270,075
		541,372
Telecommunication Services - 2.6%
104	Alphabet, Inc., Class A (a)(d)	73,167
62	Alphabet, Inc., Class C (a)(d)	42,910
2,365	CBS Corp., Class B(a)	128,751
5,575	Spark Networks, Inc. (a)(d)	8,809
670	The Walt Disney Co. (a)	65,539
		319,176
Utilities - 0.6%
1,650	ITC Holdings Corp.	77,253
Total Common Stock (Cost $5,615,590)	6,347,479
Money Market Fund - 46.3%
5,717,520	State Street Institutional Treasury Money Market Fund, 0.14% (e) (Cost $5,717,520)	5,717,520
Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 1.9%
Call Options Purchased - 1.8%
7	Apple, Inc.	$105.00	03/17	2,590
296	SPDR S&P 500 ETF Trust	206.00	09/16	222,296
101	SPDR S&P 500 ETF Trust	240.00	03/17	4,343
Total Call Options Purchased (Premiums Paid $236,752)	229,229
Put Options Purchased - 0.1%
101	SPDR S&P 500 ETF Trust	125.00	03/17	6,969
Total Put Options Purchased (Premiums Paid $13,195)	6,969
Total Purchased Options (Premiums Paid $249,947)	236,198
Total Long Positions - 99.6% (Cost $11,583,057)*	12,301,197
Total Short Positions - (34.6)% (Proceeds $(4,214,298))*	(4,268,395)
Total Written Options - (1.2)% (Premiums Received $(249,411))*	(148,759)
Other Assets & Liabilities, Net – 36.2%	4,470,206
Net Assets – 100.0%	$12,354,249

ABSOLUTE CAPITAL OPPORTUNITIES FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Short Positions - (34.6)%
Common Stock – (0.3)%
Consumer Discretionary - (0.3)%
(260)	McDonald's Corp.	$(31,288)
Total Common Stock (Proceeds $(30,479))	(31,288)
Investment Companies - (34.3)%
(39,540)	Vanguard Total Stock Market ETF	(4,237,107)
Total Investment Companies (Proceeds $(4,183,819))	(4,237,107)
Total Short Positions - (34.6)% (Proceeds $(4,214,298))	$(4,268,395)

ABSOLUTE CAPITAL OPPORTUNITIES FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (1.2)%
Call Options Written - (0.4)%
(16)	American Airlines Group, Inc.	$50.00	01/17	$(128)
(7)	Apple, Inc.	135.00	03/17	(217)
(7)	Harley-Davidson, Inc.	50.00	01/18	(2,926)
(10)	Macy's, Inc.	40.00	01/17	(1,160)
(296)	SPDR S&P 500 ETF Trust	218.00	09/16	(35,520)
(9)	Union Pacific Corp.	90.00	01/17	(3,753)
Total Call Options Written (Premiums Received $(76,127))				(43,704)
Put Options Written - (0.8)%
(13)	American Airlines Group, Inc.	30.00	01/17	(5,720)
(24)	American International Group, Inc.	40.00	01/17	(2,040)
(5)	Apple, Inc.	75.00	01/18	(2,625)
(7)	Harley-Davidson, Inc.	40.00	01/18	(3,640)
(13)	Joy Global, Inc.	15.00	01/17	(1,703)
(10)	Macy's, Inc.	30.00	01/17	(2,220)
(241)	SPDR S&P 500 ETF Trust	170.00	03/17	(82,422)
(5)	The Boeing Co.	100.00	01/18	(3,650)
(9)	Union Pacific Corp.	65.00	01/17	(1,035)
Total Put Options Written (Premiums Received $(173,284))	(105,055)
Total Written Options - (1.2)% (Premiums Received $(249,411))	$(148,759)

ABSOLUTE CAPITAL OPPORTUNITIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited) JUNE 30, 2016

ADR American Depositary Receipt
ETF Exchange Traded Fund
LP Limited Partnership
PLC Public Limited Company
(a) All or a portion of this security is held as collateral for securities sold short and options written.
(b) Subject to call option written by the Fund.
(c) Subject to put option written by the Fund.
(d) Non-income producing security.
(e) Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$932,625
Gross Unrealized Depreciation	(167,930)
Net Unrealized Appreciation	$764,695

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2016.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$682,618	$-	$-	$682,618
Consumer Staples	1,528,610	-	-	1,528,610
Energy	517,059	-	-	517,059
Financial	1,489,262	-	-	1,489,262
Healthcare	69,532	-	-	69,532
Industrial	922,315	-	-	922,315
Information Technology	200,282	-	-	200,282
Materials	541,372	-	-	541,372
Telecommunication Services	319,176	-	-	319,176
Utilities	77,253	-	-	77,253
Money Market Funds	-	5,717,520	-	5,717,520
Purchased Options	236,198	-	-	236,198
Total Investments At Value	$6,583,677	$5,717,520	$-	$12,301,197
Total Assets	$6,583,677	$5,717,520	$-	$12,301,197
Liabilities
Securities Sold Short
Common Stock	$(31,288)	$-	$-	$(31,288)
Investment Companies	(4,237,107)	-	-	(4,237,107)
Total Securities Sold Short	$(4,268,395)	$-	$-	$(4,268,395)
Other Financial Instruments**
Written Options	(64,117)	(84,642)	-	(148,759)
Total Other Financial Instruments**	$(64,117)	$(84,642)	$-	$(148,759)
Total Liabilities	$(4,332,512)	$(84,642)	$-	$(4,417,154)

The Fund utilizes the end of period methodology when determining transfers. As of June 30, 2016, there was $(2,220) transferred from Level 1 to Level 2 and $222,296 transferred from Level 2 to Level 1 due to securities using a quoted price versus the mean between bid and ask quotations.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ADALTA INTERNATIONAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Common Stock - 78.7%
Bermuda - 2.9%
8,360	Enstar Group, Ltd. (a)	$1,354,236
Brazil - 6.6%
1,321,000	GP Investments, Ltd. (a)	3,043,116
Canada - 5.1%
4,335	Fairfax Financial Holdings, Ltd.	2,334,783
124,733	Lone Pine Resources Canada, Ltd., Common Class (a)(b)	-
124,733	Lone Pine Resources, Inc., Class A (a)(b)	-
		2,334,783
Chile - 2.4%
616,000	Coca-Cola Embonor SA, Class B	1,126,134
China - 1.9%
1,835,000	Greatview Aseptic Packaging Co., Ltd.	870,419
Cyprus - 0.8%
2,021,534	Secure Property Development & Investment PLC (a)	376,763
Hong Kong - 11.1%
3,909,000	First Pacific Co., Ltd.	2,831,696
7,900,000	Genting Hong Kong, Ltd. (a)	2,291,000
		5,122,696
India - 10.4%
767,000	Dewan Housing Finance Corp., Ltd.	2,314,807
232,800	Fairfax India Holdings Corp. (a)(c)	2,444,400
		4,759,207
Indonesia - 10.2%
25,909,000	Bank Pan Indonesia Tbk PT (a)	1,509,928
13,800,000	Media Nusantara Citra Tbk PT	2,297,824
55,368,300	Panin Financial Tbk PT (a)	880,026
		4,687,778
Japan - 2.0%
5,800	FANUC Corp.	928,708
Norway - 3.0%
134,400	Oslo Bors VPS Holding ASA	1,363,071
Russian Federation - 4.9%
68,300	Tarkett SA	2,232,569
South Korea - 3.2%
9,900	GS Home Shopping, Inc.	1,474,020
Spain - 3.3%
91,000	Grifols SA, Class B	1,514,808
Switzerland - 5.1%
19,600	Dufry AG (a)	2,334,337
Shares	Security Description	Value
United Kingdom - 2.6%
4,492	Liberty Global PLC LiLAC, Class A (a)	$144,902
36,000	Liberty Global PLC, Class A (a)	1,046,160
		1,191,062
United States - 3.2%
499,700	BBA Aviation PLC	1,468,818
Total Common Stock (Cost $35,427,129)	36,182,525
Preferred Stock - 0.1%
United States - 0.1%
132,573	Earlyshares.com, Inc., Class A (b)(d) (Cost $200,000)	26,236
Principal	Security Description	Value
Private Equity Funds - 6.7%
India - 0.1%
$36,915	Bharat Investors LP (a)(b)(e)	42,614
United States - 6.6%
1,200,000	Brightwood Switch SPV LP (a)(b)(f)(g)	3,057,288
Total Private Equity Funds (Cost $1,236,915)	3,099,902
Shares	Security Description	Value
Investment Companies - 2.4%
60,692	Carlyle GMS Finance, Inc. (a)(b)(h) (Cost $1,181,834)	1,093,672
Total Investments - 87.9% (Cost $38,045,878)*	$40,402,335
Other Assets & Liabilities, Net – 12.1%	5,583,101
Net Assets – 100.0%	$45,985,436

ADALTA INTERNATIONAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $4,219,810 or 9.2% of net assets.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,444,400 or 5.3% of net assets.
(d)	Private preferred stock purchased on 06/21/13. The preferred shares have the right to receive dividends when, as and if declared by the Board of Trustees. Preferred shares hold rights to convert to shares of Common Stock. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of June 30, 2016.
(e)	Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of June 30, 2016.
(f)	Private equity fund purchased on 02/21/12 that invests in Switch Communications Group, LLC. Illiquid investment in which redemptions are not accepted. Cost of investment at June 30, 2016 is $1,200,000. No unfunded commitments as of June 30, 2016.
(g)	Affiliate.
(h)	Business development company purchased on 06/05/13 that invests in first lien senior secured and unitranche loans to private U.S. middle market companies that are, in many cases, controlled by private investment firms. Illiquid investment in which redemptions are not accepted. Cost of investment at June 30, 2016 is $1,181,834. Unfunded commitments of $1,356,717 as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,266,156
Gross Unrealized Depreciation	(4,909,699)
Net Unrealized Appreciation	$2,356,457

As of June 30, 2016, the Adalta International Fund had the following forward currency contracts outstanding:
Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	(45,017,860)	Hong Kong Dollar	08/22/16	$5,800,000	$(6,880)
	7,830,000	Hong Kong Dollar	08/22/16	(1,011,602)	(1,606)
	8,660,000	Hong Kong Dollar	08/22/16	(1,109,261)	7,797
	12,887,860	Hong Kong Dollar	08/22/16	(1,663,272)	(859)
BNY Brokerage, Inc.	(46,345,400)	Japanese Yen	11/14/16	430,000	(21,165)
					$(22,713)

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities.  Transactions during the period with affiliates were as follows:
Private Equity Fund
Brightwood Switch SPV, LP
Balance 03/31/16
Shares/Principal	$1,200,000
Cost	$1,200,000
Value	$2,667,002
Gross Additions
Shares/Principal	-
Cost	$-
Gross Reductions
Shares/Principal	-
Cost	$-
Proceeds	$-
Balance 06/30/16
Shares/Principal	$1,200,000
Cost	$1,200,000
Value	$3,057,288
Realized gain/(loss)	$-
Investment Income	$-
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2016.

ADALTA INTERNATIONAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Bermuda	$1,354,236	$-	$-	$1,354,236
Brazil	3,043,116	-	-	3,043,116
Canada	2,334,783	-	-	2,334,783
Chile	1,126,134	-	-	1,126,134
China	870,419	-	-	870,419
Cyprus	376,763	-	-	376,763
Hong Kong	5,122,696	-	-	5,122,696
India	4,759,207	-	-	4,759,207
Indonesia	4,687,778	-	-	4,687,778
Japan	928,708	-	-	928,708
Norway	1,363,071	-	-	1,363,071
Russian Federation	2,232,569	-	-	2,232,569
South Korea	1,474,020	-	-	1,474,020
Spain	1,514,808	-	-	1,514,808
Switzerland	2,334,337	-	-	2,334,337
United Kingdom	1,191,062	-	-	1,191,062
United States	1,468,818	-	-	1,468,818
Preferred Stock
United States	-	-	26,236	26,236
Private Equity Funds
India	-	-	42,614	42,614
United States	-	-	3,057,288	3,057,288
Investment Companies	-	-	1,093,672	1,093,672
Total Investments At Value	$36,182,525	$-	$4,219,810	$40,402,335
Other Financial Instruments**
Forward Currency Contracts	-	7,797	-	7,797
Total Assets	$36,182,525	$7,797	$4,219,810	$40,410,132
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(30,510)	-	(30,510)
Total Liabilities	$-	$(30,510)	$-	$(30,510)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/depreciation at period end.

ADALTA INTERNATIONAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Preferred Stock	Private Equity Funds	Investment Companies
Balance as of 03/31/16	$26,236	$2,721,923	$981,739
Purchases	-	-	90,852
Sales	-	-	-
Realized gain	-	-	-
Change in unrealized appreciation/(depreciation)	-	377,979	21,081
Balance as of 06/30/16	$26,236	$3,099,902	$1,093,672
Net change in unrealized appreciation/(depreciation) from investments held as of 06/30/16	$-	$377,979	$21,081

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
Significant unobservable valuation inputs for material Level 3 investments as of June 30, 2016, are as follows:
Investments in Securities	Fair Value at 6/30/16	Valuation Technique(s)	Unobservable Input	Range as of 6/30/16	Weighted Average as of 6/30/16
Private Equity Funds – United States
Brightwood Switch SPV, LP	$3,057,288	Market Comparables	EV/EBITDA Multiple(1)	16.00x – 16.50x NFY EBITDA projection of $106.4mm (or EV of $2,013.5mm - $2,076.4mm and equity value of $1,718.4mm – $1,781.4mm)	Not applicable.
(1) Significant unobservable inputs used in the fair value measurement included enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio. A significant change in the EV/EBITDA Multiple ratio may result in a similar significant change in the fair value measurement.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Common Stock - 98.7%
Consumer Discretionary - 2.7%
2,058	Liberty Global PLC LiLAC, Class A (a)	$66,413
26,500	Liberty Global PLC, Class A (a)	770,090
		836,503
Consumer Staples - 3.6%
4,100	Anheuser-Busch InBev NV, ADR	539,888
70,000	Crimson Wine Group, Ltd. (a)	585,200
		1,125,088
Energy - 18.4%
33,000	Devon Energy Corp.	1,196,250
112,300	Matador Resources Co. (a)	2,223,540
94,650	San Juan Basin Royalty Trust	688,105
21,000	Schlumberger, Ltd.	1,660,680
		5,768,575
Financials - 33.8%
78,000	Apollo Global Management, LLC	1,181,700
63,000	Boulevard Acquisition Corp. II (a)	623,070
8,000	Credit Acceptance Corp. (a)	1,480,640
17,900	Enstar Group, Ltd. (a)	2,899,621
28,080	Homefed Corp. (a)	1,083,888
17,400	JPMorgan Chase & Co.	1,081,236
45,000	NorthStar Asset Management Group, Inc.	459,450
58,000	The Blackstone Group LP	1,423,320
8,500	U.S. Bancorp	342,805
		10,575,730
Healthcare - 16.2%
16,500	Abbott Laboratories	648,615
8,300	Baxter International, Inc.	375,326
8,000	Gilead Sciences, Inc.	667,360
52,200	Grifols SA, ADR	870,174
5,300	Laboratory Corp. of America Holdings (a)	690,431
16,600	Merck & Co., Inc.	956,326
6,000	Waters Corp. (a)	843,900
		5,052,132
Industrials - 14.9%
30,000	Chicago Bridge & Iron Co. NV	1,038,900
18,800	Dover Corp.	1,303,216
23,300	Fluor Corp.	1,148,224
6,900	Roper Technologies, Inc.	1,176,864
		4,667,204
Materials - 1.2%
67,350	AgroFresh Solutions, Inc. (a)	357,629
Shares	Security Description	Value
Technology - 6.0%
1,875	Alphabet, Inc., Class C (a)	$1,297,687
11,550	Microsoft Corp.	591,014
		1,888,701
Telecommunication Services - 1.9%
11,400	Level 3 Communications, Inc. (a)	586,986
Total Common Stock (Cost $30,488,106)	30,858,548
Shares	Security Description	Strike Price	Exp. Date	Value
Warrant - 0.2%
75,675	AgroFresh Solutions, Inc. (a) (Cost $171,744)	$11.50	02/19/19	71,815
Total Investments - 98.9% (Cost $30,659,850)*	$30,930,363
Other Assets & Liabilities, Net - 1.1%	358,785
Net Assets - 100.0%	$31,289,148
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,090,122
Gross Unrealized Depreciation	(3,819,609)
Net Unrealized Appreciation	$270,513

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.

BECK, MACK & OLIVER PARTNERS FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$30,930,363
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$30,930,363

The Level 1 value displayed in this table includes Common Stock and a Warrant. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Long Positions - 100.4%
Equity Securities - 92.0%
Common Stock(a) - 91.5%
Australia - 1.1%
99,011	BlueScope Steel, Ltd.	$478,381
81,087	Dexus Property Group REIT	550,229
		1,028,610
Austria - 0.4%
17,613	Erste Group Bank AG	401,012
Bermuda - 1.1%
3,383	Everest Re Group, Ltd.	617,973
49,462	Teekay Corp.	352,664
		970,637
Denmark - 0.3%
5,779	Dfds A/S	253,665
Finland - 1.5%
7,418	Kesko OYJ, Class B	315,017
61,222	Stora Enso OYJ, Class R	492,352
30,574	UPM-Kymmene OYJ	561,668
		1,369,037
France - 3.2%
4,404	Alten SA	258,516
12,166	AXA SA	240,554
2,529	Christian Dior SE	405,125
6,201	Eiffage SA	440,829
4,393	Ipsen SA	269,163
7,283	Nexity SA	368,415
5,669	Renault SA	427,995
11,184	TOTAL SA	536,340
		2,946,937
Germany - 2.3%
3,143	Allianz SE	448,372
2,527	Bechtle AG	266,645
46,156	Commerzbank AG	300,584
9,303	OSRAM Licht AG	483,355
26,377	Suedzucker AG	580,967
		2,079,923
Ireland - 0.2%
25,659	Grafton Group PLC	169,653
Israel - 0.4%
7,182	Teva Pharmaceutical Industries, Ltd.	363,483
Italy - 2.2%
50,761	Amplifon SpA	475,066
24,444	ASTM SpA	266,588
91,111	Banca Popolare dell'Emilia Romagna SC	334,506
Shares	Security Description	Value
Italy - (continued)
41,344	Leonardo-Finmeccanica SpA (b)	$418,099
16,077	Recordati SpA	483,588
4,946	Rizzoli Corriere Della Sera Mediagroup SpA (b)	4,431
		1,982,278
Japan - 11.6%
12,000	Aoyama Trading Co., Ltd.	442,517
2,000	Central Japan Railway Co.	355,727
32,600	Chubu Electric Power Co., Inc.	463,931
28,000	Fuji Machine Manufacturing Co., Ltd.	253,932
92,000	Fujikura, Ltd.	424,924
18,300	Hitachi High-Technologies Corp.	500,830
15,100	KYORIN Holdings, Inc.	296,095
10,900	Matsumotokiyoshi Holdings Co., Ltd.	532,874
78,000	Mitsubishi Gas Chemical Co, Inc.	406,919
79,800	Mitsubishi UFJ Financial Group, Inc.	357,732
14,400	Mixi, Inc.	595,373
95,300	Nippon Suisan Kaisha, Ltd.	489,420
13,600	Nippon Telegraph & Telephone Corp.	637,771
9,600	NTT Data Corp.	453,393
62,000	OKUMA Corp.	407,563
96,000	Sumitomo Chemical Co., Ltd.	396,102
44,500	Sumitomo Corp.	448,556
16,000	Terumo Corp.	682,806
45,100	The Kansai Electric Power Co., Inc. (b)	439,240
8,700	Tokyo Electron, Ltd.	735,226
13,700	Ulvac, Inc.	420,516
38,500	Ushio, Inc.	452,320
7,900	West Japan Railway Co.	500,649
		10,694,416
Netherlands - 0.9%
13,966	BE Semiconductor Industries NV	377,878
16,438	NN Group NV	452,512
		830,390
Norway - 1.6%
64,349	Austevoll Seafood ASA	539,957
67,484	Orkla ASA	600,173
9,502	Salmar ASA	282,763
		1,422,893
Puerto Rico - 1.2%
31,080	OFG Bancorp	257,964
20,528	Popular, Inc.	601,470
11,520	Triple-S Management Corp., Class B (b)	281,434
		1,140,868
South Africa - 0.4%
61,277	Investec PLC	380,883

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Spain - 1.7%
16,931	ACS Actividades de Construccion y Servicios SA	$464,403
17,754	Almirall SA	266,934
23,608	Gamesa Corp Tecnologica SA	470,367
34,894	Mediaset Espana Comunicacion SA	393,905
		1,595,609
Sweden - 0.8%
14,186	ICA Gruppen AB	475,446
34,471	Peab AB	261,535
		736,981
Switzerland - 2.6%
4,649	Dufry AG (b)	556,035
766	Georg Fischer AG	612,347
223,447	Glencore PLC (b)	460,551
4,093	Implenia AG	269,514
2,108	Swiss Life Holding AG (b)	487,154
		2,385,601
Thailand - 0.7%
16,671	Fabrinet (b)	618,828
United Kingdom - 4.2%
62,874	Barratt Developments PLC	341,659
87,357	BP PLC	511,346
46,634	Crest Nicholson Holdings PLC	222,660
256,424	Debenhams PLC	189,496
69,954	Fiat Chrysler Automobiles NV (b)	430,599
9,335	Imperial Brands PLC	506,263
38,032	Intermediate Capital Group PLC	249,181
100,136	Kingfisher PLC	430,092
64,697	Meggitt PLC	351,656
21,965	Royal Dutch Shell PLC, Class B	606,862
		3,839,814
United States - 53.1%
37,198	8x8, Inc. (b)	543,463
19,878	Abercrombie & Fitch Co.	354,027
47,464	Achillion Pharmaceuticals, Inc. (b)	370,219
8,189	American Financial Group, Inc.	605,413
14,192	American Public Education, Inc. (b)	398,795
15,413	AMN Healthcare Services, Inc. (b)	616,058
12,274	ArcBest Corp.	199,453
14,157	Atlas Air Worldwide Holdings, Inc. (b)	586,383
56,568	Atwood Oceanics, Inc.	708,231
11,912	Avnet, Inc.	482,555
23,241	Banc of California, Inc.	420,662
29,797	Black Box Corp.	389,745
12,868	Brady Corp., Class A	393,246
28,731	Brooks Automation, Inc.	322,362
13,001	Brunswick Corp.	589,205
14,257	BWX Technologies, Inc.	509,973
12,753	Cambrex Corp. (b)	659,713
26,733	Carrols Restaurant Group, Inc. (b)	318,123
Shares	Security Description	Value
United States - (continued)
8,230	Centene Corp. (b)	$587,375
40,095	CenterState Banks, Inc.	631,496
68,356	Century Aluminum Co. (b)	432,693
22,679	Cohu, Inc.	246,067
44,234	Commercial Metals Co.	747,555
14,919	CoreLogic, Inc. (b)	574,083
14,269	DCT Industrial Trust, Inc. REIT	685,483
26,534	Dean Foods Co.	480,000
85,836	EarthLink Holdings Corp.	549,350
12,383	Emergent BioSolutions, Inc. (b)	348,210
18,780	Employers Holdings, Inc.	544,996
10,821	Ethan Allen Interiors, Inc.	357,526
8,526	Euronet Worldwide, Inc. (b)	589,914
10,260	First Interstate BancSystem, Inc., Class A	288,306
32,412	First Midwest Bancorp, Inc.	569,155
8,613	Foot Locker, Inc.	472,509
31,452	FutureFuel Corp.	342,198
10,942	Gibraltar Industries, Inc. (b)	345,439
18,949	Gigamon, Inc. (b)	708,503
1,036	Graham Holdings Co., Class B	507,163
14,873	Great Western Bancorp, Inc.	469,094
15,592	Heartland Financial USA, Inc.	550,242
58,479	Helix Energy Solutions Group, Inc. (b)	395,318
14,094	HFF, Inc., Class A (b)	407,035
45,899	Hornbeck Offshore Services, Inc. (b)	382,798
13,138	INC Research Holdings, Inc., Class A (b)	500,952
19,317	Insight Enterprises, Inc. (b)	502,242
12,999	Insperity, Inc.	1,003,913
18,163	INTL. FCStone, Inc. (b)	495,668
35,102	Invesco Mortgage Capital, Inc. REIT	480,546
41,269	K12, Inc. (b)	515,450
36,904	KB Home	561,310
32,391	KBR, Inc.	428,857
10,353	LegacyTexas Financial Group, Inc.	278,599
11,097	Leidos Holdings, Inc.	531,213
24,500	Lexicon Pharmaceuticals, Inc. (b)	351,575
58,503	Lionbridge Technologies, Inc. (b)	231,087
8,976	Lydall, Inc. (b)	346,115
9,672	Manhattan Associates, Inc. (b)	620,265
7,263	ManpowerGroup, Inc.	467,301
33,806	MDU Resources Group, Inc.	811,344
26,305	Mentor Graphics Corp.	559,244
14,802	Merit Medical Systems, Inc. (b)	293,524
23,033	NeuStar, Inc., Class A (b)	541,506
63,638	OraSure Technologies, Inc. (b)	376,101
9,777	Orthofix International NV (b)	414,545
12,256	Outerwall, Inc.	514,752
10,938	Owens Corning	563,526
8,475	PAREXEL International Corp. (b)	532,908
19,347	PBF Energy, Inc., Class A	460,072

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
United States - (continued)
21,779	PNM Resources, Inc.	$771,848
8,437	Preferred Bank/Los Angeles CA	243,618
14,568	PrivateBancorp, Inc.	641,429
27,835	Quanex Building Products Corp.	517,453
54,539	Rayonier Advanced Materials, Inc.	741,185
7,614	Reinsurance Group of America, Inc.	738,482
34,545	Rent-A-Center, Inc.	424,213
10,680	REX American Resources Corp. (b)	638,984
29,654	Rowan Cos. PLC, Class A	523,690
22,640	Sagent Pharmaceuticals, Inc. (b)	339,147
25,472	Sanmina Corp. (b)	682,904
8,288	ScanSource, Inc. (b)	307,568
23,784	Select Medical Holdings Corp. (b)	258,532
9,353	Selective Insurance Group, Inc.	357,378
5,520	Six Flags Entertainment Corp.	319,884
43,761	SLM Corp. (b)	270,443
35,376	Smith & Wesson Holding Corp. (b)	961,520
24,449	Sonic Automotive, Inc., Class A	418,322
37,428	Spectrum Pharmaceuticals, Inc. (b)	245,902
11,788	Spirit AeroSystems Holdings, Inc., Class A (b)	506,884
18,977	Sucampo Pharmaceuticals, Inc., Class A (b)	208,178
17,969	Take-Two Interactive Software, Inc. (b)	681,384
8,366	Tech Data Corp. (b)	601,097
23,902	Telephone & Data Systems, Inc.	708,933
18,328	The Greenbrier Cos., Inc.	533,895
21,994	TriNet Group, Inc. (b)	457,255
36,399	TTM Technologies, Inc. (b)	274,084
32,834	United States Steel Corp.	553,581
9,306	Universal Corp.	537,328
14,411	Voya Financial, Inc.	356,816
47,256	Wabash National Corp. (b)	600,151
9,286	WSFS Financial Corp.	298,916
		48,783,753
Total Common Stock (Cost $81,641,047)	83,995,271
Shares	Security Description	Rate	Value
Preferred Stock - 0.5%
Germany - 0.5%
10,128	Porsche Automobil Holding SE (Cost $520,170)	1.01%	$468,135
Total Equity Securities (Cost $82,161,217)	84,463,406
Shares	Security Description	Value
Rights - 0.0%
16,931	ACS Actividades de Construccion y Servicios SA (b) (Cost $0)	11,893
Money Market Fund - 8.4%
7,703,770	Dreyfus Treasury Prime Cash Management, 0.16% (c) (Cost $7,703,770)	7,703,770
Total Long Positions - 100.4% (Cost $89,864,987)*	$92,179,069
Total Short Positions - (92.8)% (Proceeds $(88,805,848))*	(85,230,503)
Other Assets & Liabilities, Net – 92.4%	84,884,864
Net Assets – 100.0%	$91,833,430

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Short Positions - (92.8)%
Common Stock - (92.8)%
Austria - (0.4)%
(15,177)	ams AG	$(421,351)
Bermuda - (1.4)%
(10,004)	Axis Capital Holdings, Ltd.	(550,220)
(28,303)	Golar LNG, Ltd.	(438,696)
(20,362)	Hiscox, Ltd.	(281,147)
(1,270,063)
Denmark - (1.3)%
(11,249)	Bavarian Nordic A/S	(394,012)
(7,521)	Chr Hansen Holding A/S	(493,944)
(6,107)	SimCorp A/S	(299,710)
(1,187,666)
Finland - (0.6)%
(33,265)	Fortum OYJ	(534,450)
France - (4.2)%
(4,005)	Aeroports de Paris	(438,830)
(6,319)	DBV Technologies SA	(410,348)
(46,074)	Groupe Eurotunnel SE	(486,666)
(1,455)	Hermes International	(542,392)
(5,061)	Ingenico Group SA	(586,595)
(8,795)	Numericable-SFR SA	(219,785)
(2,888)	Pernod Ricard SA	(319,749)
(1,614)	Virbac SA	(291,417)
(23,299)	Zodiac Aerospace	(543,530)
(3,839,312)
Germany - (2.2)%
(6,223)	Beiersdorf AG	(589,160)
(4,002)	Bertrandt AG	(392,161)
(7,829)	Fraport AG Frankfurt Airport Services Worldwide	(419,172)
(13,458)	Leoni AG	(369,683)
(6,319)	MorphoSys AG	(263,470)
(2,033,646)
Hong Kong - (1.1)%
(50,000)	Cheung Kong Infrastructure Holdings, Ltd.	(431,103)
(85,000)	The Link REIT	(581,248)
(1,012,351)
Italy - (1.2)%
(68,515)	Anima Holding SpA	(323,017)
(22,121)	Azimut Holding SpA	(360,923)
(9,014)	Luxottica Group SpA	(439,321)
(1,123,261)
Japan - (10.3)%
(18,900)	Daiseki Co., Ltd.	(365,512)
(12,100)	Denso Corp.	(425,742)
(61,800)	F@N Communications, Inc.	(479,263)
Shares	Security Description	Value
(38,000)	Fuji Kyuko Co., Ltd.	$(531,327)
(7,200)	GMO Payment Gateway, Inc.	(409,224)
(20,500)	Hamamatsu Photonics KK	(575,212)
(32,000)	Kakaku.com, Inc.	(635,830)
(30,600)	Kansai Paint Co., Ltd.	(617,804)
(15,200)	MonotaRO Co., Ltd.	(502,526)
(7,300)	Nidec Corp.	(555,698)
(19,700)	Nippon Paint Holdings Co., Ltd.	(487,019)
(11,200)	Nissin Foods Holdings Co., Ltd.	(611,643)
(19,100)	Pigeon Corp.	(570,984)
(26,300)	Seibu Holdings, Inc.	(445,451)
(6,400)	SHO-BOND Holdings Co., Ltd.	(290,919)
(29,000)	Shochiku Co., Ltd.	(301,583)
(83,000)	The Gunma Bank, Ltd.	(301,413)
(19,700)	Tokai Rika Co., Ltd.	(290,996)
(22,400)	Unicharm Corp.	(503,274)
(10,800)	Yakult Honsha Co., Ltd.	(561,310)
(9,462,730)
Mexico - (0.6)%
(24,743)	Fresnillo PLC	(544,878)
Netherlands - (1.4)%
(5,403)	ASML Holding NV	(531,862)
(21,891)	Fugro NV, ADR	(385,409)
(25,006)	OCI NV	(338,751)
(1,256,022)
New Zealand - (0.7)%
(91,786)	Ryman Healthcare, Ltd.	(612,641)
Norway - (0.5)%
(30,040)	Marine Harvest ASA	(506,692)
Peru - (0.5)%
(18,939)	Southern Copper Corp.	(510,974)
Singapore - (0.6)%
(80,600)	Oversea-Chinese Banking Corp., Ltd.	(524,064)
Spain - (0.7)%
(845)	Construcciones y Auxiliar de Ferrocarriles SA	(289,121)
(40,558)	Zardoya Otis SA	(383,001)
(672,122)
Sweden - (2.4)%
(32,727)	Alfa Laval AB	(515,804)
(32,218)	Betsson AB	(269,472)
(27,624)	Lundin Petroleum AB	(503,396)
(51,814)	Skandinaviska Enskilda Banken AB, Class A	(452,630)
(26,980)	SKF AB, Class B	(432,300)
(2,173,602)

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Switzerland - (3.0)%
(4,545)	Basilea Pharmaceutica AG	$(315,903)
(88)	Chocoladefabriken Lindt & Spruengli AG	(524,843)
(26,452)	GAM Holding AG	(282,385)
(10,098)	LafargeHolcim, Ltd.	(422,475)
(33,186)	OC Oerlikon Corp. AG	(291,372)
(3,905)	Sonova Holding AG	(518,292)
(6,300)	Sunrise Communications Group AG	(402,809)
(2,758,079)
United Kingdom - (5.3)%
(110,244)	Aberdeen Asset Management PLC	(413,624)
(24,270)	Big Yellow Group PLC REIT	(252,723)
(30,885)	Burberry Group PLC	(480,429)
(71,652)	ICAP PLC	(403,164)
(32,956)	IMI PLC	(427,087)
(46,680)	Rolls-Royce Holdings PLC	(445,559)
(176,260)	Rotork PLC	(510,278)
(61,838)	Standard Chartered PLC	(469,163)
(51,764)	The Restaurant Group PLC	(199,288)
(155,643)	Tullow Oil PLC	(548,933)
(17,035)	Victrex PLC	(344,869)
(7,678)	Whitbread PLC	(359,248)
(4,854,365)
United States - (54.4)%
(18,188)	Aerie Pharmaceuticals, Inc.	(320,109)
(17,532)	Aerojet Rocketdyne Holdings, Inc.	(320,485)
(15,015)	Ameris Bancorp	(445,946)
(5,571)	ANSYS, Inc.	(505,568)
(19,804)	Aqua America, Inc.	(706,211)
(3,741)	athenahealth, Inc.	(516,295)
(19,086)	AtriCure, Inc.	(269,685)
(7,701)	Bank of Hawaii Corp.	(529,829)
(6,875)	Banner Corp.	(292,463)
(6,751)	Bio-Techne Corp.	(761,310)
(3,104)	Boston Beer Co., Inc.	(530,877)
(18,851)	Bottomline Technologies de, Inc.	(405,862)
(20,014)	Brown & Brown, Inc.	(749,925)
(4,007)	Buffalo Wild Wings, Inc.	(556,773)
(11,573)	Cabela's, Inc.	(579,344)
(27,182)	Calgon Carbon Corp.	(357,443)
(29,534)	Callidus Software, Inc.	(590,089)
(8,292)	CBOE Holdings, Inc.	(552,413)
(16,392)	Cheniere Energy, Inc.	(615,520)
(12,496)	Choice Hotels International, Inc.	(595,060)
(30,176)	Ciena Corp.	(565,800)
(11,398)	CLARCOR, Inc.	(693,340)
(19,772)	Clifton Bancorp, Inc.	(297,964)
(23,553)	ClubCorp Holdings, Inc.	(306,189)
(9,652)	Cognex Corp.	(416,001)
(8,210)	Compass Minerals International, Inc.	(609,100)
(14,934)	comScore, Inc.	(356,624)
Shares	Security Description	Value
United States - (continued)
(19,850)	Consolidated Communications Holdings, Inc.	$(540,714)
(18,728)	Cornerstone OnDemand, Inc.	(712,788)
(32,947)	Covanta Holding Corp.	(541,978)
(33,091)	CVB Financial Corp.	(542,362)
(9,171)	Deckers Outdoor Corp.	(527,516)
(39,909)	Del Frisco's Restaurant Group, Inc.	(571,497)
(7,690)	DexCom, Inc.	(610,048)
(48,148)	Endologix, Inc.	(599,924)
(16,205)	Energen Corp.	(781,243)
(6,469)	EPAM Systems, Inc.	(416,021)
(19,504)	First Financial Bankshares, Inc.	(639,536)
(4,571)	FleetCor Technologies, Inc.	(654,247)
(11,562)	Fortune Brands Home & Security, Inc.	(670,249)
(54,981)	GenMark Diagnostics, Inc.	(478,335)
(11,556)	G-III Apparel Group, Ltd.	(528,340)
(23,262)	Greenhill & Co., Inc.	(374,518)
(19,160)	Gulfport Energy Corp.	(598,942)
(17,665)	Healthcare Services Group, Inc.	(730,978)
(33,617)	Heartland Express, Inc.	(584,600)
(14,095)	HomeStreet, Inc.	(280,772)
(26,605)	Infoblox, Inc.	(499,110)
(5,467)	IPG Photonics Corp.	(437,360)
(32,536)	KapStone Paper and Packaging Corp.	(423,293)
(19,766)	Keysight Technologies, Inc.	(574,993)
(13,127)	La Jolla Pharmaceutical Co.	(210,032)
(102,127)	Lattice Semiconductor Corp.	(546,379)
(8,099)	Macquarie Infrastructure Corp.	(599,731)
(7,907)	MEDNAX, Inc.	(572,704)
(11,797)	Mercury General Corp.	(627,129)
(5,445)	Mid-America Apartment Communities, Inc. REIT	(579,348)
(18,682)	Mobile Mini, Inc.	(647,144)
(31,057)	Momenta Pharmaceuticals, Inc.	(335,416)
(8,395)	Monro Muffler Brake, Inc.	(533,586)
(7,433)	NetSuite, Inc.	(541,122)
(56,080)	Nimble Storage, Inc.	(446,397)
(22,963)	OneBeacon Insurance Group, Ltd., Class A	(316,889)
(16,854)	Oritani Financial Corp.	(269,495)
(23,174)	Party City Holdco, Inc.	(322,350)
(34,188)	Performance Sports Group, Ltd.	(102,564)
(48,147)	PGT, Inc.	(495,914)
(28,939)	Physicians Realty Trust REIT	(608,008)
(70,938)	Platform Specialty Products Corp.	(629,929)
(5,742)	Polaris Industries, Inc.	(469,466)
(8,698)	Proto Labs, Inc.	(500,657)
(8,735)	Puma Biotechnology, Inc.	(260,216)
(23,048)	Rambus, Inc.	(278,420)
(25,718)	Raven Industries, Inc.	(487,099)
(14,767)	Restoration Hardware Holdings, Inc.	(423,518)

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
United States - (continued)
(7,687)	RLI Corp.	$(528,712)
(15,368)	Rush Enterprises, Inc., Class A	(331,180)
(28,056)	SeaWorld Entertainment, Inc.	(402,042)
(19,156)	South Jersey Industries, Inc.	(605,713)
(12,172)	Southside Bancshares, Inc.	(376,361)
(6,768)	Spectrum Brands Holdings, Inc.	(807,490)
(25,765)	Sportsman's Warehouse Holdings, Inc.	(207,666)
(69,746)	Synergy Resources Corp.	(464,508)
(12,701)	Team Health Holdings, Inc.	(516,550)
(6,181)	TESARO, Inc.	(519,513)
(31,603)	TFS Financial Corp.	(544,204)
(5,004)	The Middleby Corp.	(576,711)
(28,410)	The Spectranetics Corp.	(531,551)
(50,119)	TherapeuticsMD, Inc.	(426,012)
(14,328)	Trex Co., Inc.	(643,614)
(12,096)	Tupperware Brands Corp.	(680,763)
(14,319)	United Bankshares, Inc.	(537,106)
(9,890)	Universal Display Corp.	(670,542)
(9,812)	ViaSat, Inc.	(700,577)
(20,951)	Waddell & Reed Financial, Inc., Class A	(360,776)
(9,222)	Williams-Sonoma, Inc.	(480,743)
(57,378)	WPX Energy, Inc.	(534,189)
(17,293)	Zayo Group Holdings, Inc.	(482,993)
(8,655)	Zebra Technologies Corp.	(433,616)
(49,932,234)
Total Common Stock (Proceeds $(88,805,848))	(85,230,503)
Total Short Positions - (92.8)% (Proceeds $(88,805,848))	$(85,230,503)

LMCG GLOBAL MARKET NEUTRAL FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2016

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	All or portion of these securities are held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$16,617,544
Gross Unrealized Depreciation	(10,728,117)
Net Unrealized Appreciation	$5,889,427

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and liabilities as of June 30, 2016.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Australia	$-	$1,028,610	$-	$1,028,610
Austria	-	401,012	-	401,012
Bermuda	970,637	-	-	970,637
Denmark	-	253,665	-	253,665
Finland	-	1,369,037	-	1,369,037
France	-	2,946,937	-	2,946,937
Germany	-	2,079,923	-	2,079,923
Ireland	-	169,653	-	169,653
Israel	-	363,483	-	363,483
Italy	-	1,982,278	-	1,982,278
Japan	-	10,694,416	-	10,694,416
Netherlands	-	830,390	-	830,390
Norway	-	1,422,893	-	1,422,893
Puerto Rico	1,140,868	-	-	1,140,868
South Africa	-	380,883	-	380,883
Spain	-	1,595,609	-	1,595,609
Sweden	-	736,981	-	736,981
Switzerland	-	2,385,601	-	2,385,601
Thailand	618,828	-	-	618,828
United Kingdom	-	3,839,814	-	3,839,814
United States	48,783,753	-	-	48,783,753
Preferred Stock
Germany	-	468,135	-	468,135
Rights	11,893	-	-	11,893
Money Market Fund	-	7,703,770	-	7,703,770
Total Investments At Value	$51,525,979	$40,653,090	$-	$92,179,069
Total Assets	$51,525,979	$40,653,090	$-	$92,179,069

LMCG GLOBAL MARKET NEUTRAL FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) JUNE 30, 2016

Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stock
Austria	$-	$(421,351)	$-	$(421,351)
Bermuda	(988,916)	(281,147)	-	(1,270,063)
Denmark	-	(1,187,666)	-	(1,187,666)
Finland	-	(534,450)	-	(534,450)
France	-	(3,839,312)	-	(3,839,312)
Germany	-	(2,033,646)	-	(2,033,646)
Hong Kong	-	(1,012,351)	-	(1,012,351)
Italy	-	(1,123,261)	-	(1,123,261)
Japan	-	(9,462,730)	-	(9,462,730)
Mexico	-	(544,878)	-	(544,878)
Netherlands	-	(1,256,022)	-	(1,256,022)
New Zealand	-	(612,641)	-	(612,641)
Norway	-	(506,692)	-	(506,692)
Peru	(510,974)	-	-	(510,974)
Singapore	-	(524,064)	-	(524,064)
Spain	-	(672,122)	-	(672,122)
Sweden	-	(2,173,602)	-	(2,173,602)
Switzerland	-	(2,758,079)	-	(2,758,079)
United Kingdom	-	(4,854,365)	-	(4,854,365)
United States	(49,932,234)	-	-	(49,932,234)
Total Securities Sold Short	$(51,432,124)	$(33,798,379)	$-	$(85,230,503)
Total Liabilities	$(51,432,124)	$(33,798,379)	$-	$(85,230,503)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
At June 30, 2016, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund's Schedule of Investments:
LMCG Global Market Neutral Fund

Long Securities 35.88%
Short Securities (36.80)%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Equity Securities - 93.0%
Common Stock - 92.5%
Australia - 1.0%
4,642	Scentre Group REIT	$17,194
471	South32, Ltd. (a)	563
		17,757
Austria - 0.2%
244	CA Immobilien Anlagen AG (a)	4,075
Belgium - 1.2%
110	Anheuser-Busch InBev SA/NV	14,546
170	Bekaert SA	7,405
		21,951
Canada - 2.1%
210	Canadian National Railway Co.	12,400
667	Goldcorp, Inc.	12,760
200	Intact Financial Corp.	14,287
		39,447
China - 1.9%
6,500	China Galaxy Securities Co., Ltd., Class H	5,806
10,000	Geely Automobile Holdings, Ltd.	5,454
3,600	Guangzhou R&F Properties Co., Ltd., Class H	4,564
15,000	Industrial & Commercial Bank of China, Ltd., Class H	8,365
500	Tencent Holdings, Ltd.	11,470
		35,659
Denmark - 1.0%
343	DSV A/S	14,423
80	NKT Holding A/S	4,046
		18,469
France - 3.0%
205	BNP Paribas SA	8,990
106	Nexity SA	5,362
118	Sanofi	9,804
310	TOTAL SA	14,866
232	Vinci SA	16,372
		55,394
Germany - 4.5%
80	Allianz SE	11,413
170	BASF SE	13,035
125	Bayer AG	12,554
160	Daimler AG	9,574
160	Freenet AG	4,121
59	Pfeiffer Vacuum Technology AG	5,538
160	SAP SE	12,017
144	Siemens AG	14,777
		83,029
Hong Kong - 0.3%
500	China Mobile, Ltd.	5,777
Shares	Security Description	Value
India - 0.7%
335	Infosys, Ltd., ADR	$5,980
280	Reliance Industries, Ltd., GDR (b)	7,994
		13,974
Ireland - 0.4%
246	AerCap Holdings NV (a)	8,263
Italy - 1.4%
100	DiaSorin SpA	6,115
1,096	Enel SpA	4,866
586	Eni SpA	9,439
3,250	Intesa Sanpaolo SpA	6,190
		26,610
Japan - 5.3%
200	Arcs Co., Ltd.	4,774
200	Coca-Cola West Co., Ltd.	5,656
300	Exedy Corp.	6,423
500	Honda Motor Co., Ltd.	12,542
300	Hoya Corp.	10,715
2	Japan Logistics Fund, Inc. REIT	4,664
2,000	Mitsubishi UFJ Financial Group, Inc.	8,966
3,000	Mitsui Engineering & Shipbuilding Co., Ltd.	4,134
300	Nippon Paper Industries Co., Ltd.	5,238
900	Sumitomo Electric Industries, Ltd.	11,912
208	Tokyo Seimitsu Co., Ltd.	4,844
1,000	Toray Industries, Inc.	8,533
200	Toyota Motor Corp.	9,860
		98,261
Malaysia - 0.3%
3,000	IHH Healthcare Bhd	4,915
Malta - 0.4%
825	Unibet Group PLC, SDR	7,579
Mexico - 0.3%
2,000	Wal-Mart de Mexico SAB de CV	4,811
Netherlands - 0.7%
222	Royal Dutch Shell PLC, ADR	12,259
New Zealand - 0.3%
1,872	Trade Me Group, Ltd.	6,206
Russian Federation - 0.3%
190	Tatneft PAO, ADR	5,839
Singapore - 0.6%
4,000	Singapore Press Holdings, Ltd.	11,787

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
South Africa - 0.7%
2,100	Netcare, Ltd.	$4,459
10,300	Redefine Properties, Ltd. REIT	7,906
		12,365
South Korea - 1.8%
100	Dongbu Insurance Co., Ltd.	6,019
50	Hyosung Corp.	5,339
336	Industrial Bank of Korea	3,274
150	Kia Motors Corp.	5,606
24	POSCO	4,252
8	Samsung Electronics Co., Ltd.	9,963
		34,453
Spain - 0.5%
240	Almirall SA	3,608
1,712	Banco Santander SA	6,644
		10,252
Sweden - 0.8%
452	Investor AB, Class B	15,185
Switzerland - 1.9%
83	Cembra Money Bank AG (a)	5,805
242	Nestle SA	18,750
220	Wolseley PLC	11,392
		35,947
Taiwan - 1.7%
9,200	China Life Insurance Co., Ltd.	7,162
2,150	Hon Hai Precision Industry Co., Ltd.	5,539
2,000	Taiwan Semiconductor Manufacturing Co., Ltd.	10,079
4,528	Uni-President Enterprises Corp.	8,943
		31,723
United Kingdom - 5.5%
471	BHP Billiton PLC	5,961
2,565	BP PLC	15,014
215	British American Tobacco PLC	13,938
482	GlaxoSmithKline PLC	10,351
1,484	HSBC Holdings PLC	9,194
600	Royal Dutch Shell PLC, Class B	16,577
130	STERIS PLC	8,938
2,400	Taylor Wimpey PLC	4,258
170	Whitbread PLC	7,954
79	Willis Towers Watson PLC	9,821
		102,006
United States - 53.7%
307	Abbott Laboratories	12,068
155	AbbVie, Inc.	9,596
137	Acadia Healthcare Co., Inc. (a)	7,590
369	ACADIA Pharmaceuticals, Inc. (a)	11,978
628	AES Corp.	7,837
71	Akamai Technologies, Inc. (a)	3,971
37	Alphabet, Inc., Class A (a)	26,031
Shares	Security Description	Value
United States - (continued)
37	Amazon.com, Inc. (a)	$26,478
502	American Eagle Outfitters, Inc.	7,997
142	Ameriprise Financial, Inc.	12,759
230	AmerisourceBergen Corp.	18,244
96	Anthem, Inc.	12,609
277	Apache Corp.	15,421
400	Apple, Inc.	38,240
643	Applied Materials, Inc.	15,413
76	athenahealth, Inc. (a)	10,489
77	Buffalo Wild Wings, Inc. (a)	10,699
200	Cabot Corp.	9,132
529	Cadence Design Systems, Inc. (a)	12,855
317	Capital One Financial Corp.	20,133
92	Casey's General Stores, Inc.	12,099
240	Cavium, Inc. (a)	9,264
97	Charles River Laboratories International, Inc. (a)	7,997
80	Chevron Corp.	8,386
383	Cisco Systems, Inc.	10,988
250	Comerica, Inc.	10,282
144	Danaher Corp.	14,544
753	Darling Ingredients, Inc. (a)	11,220
243	Dick's Sporting Goods, Inc.	10,950
247	Diebold, Inc.	6,133
813	Fifth Third Bancorp	14,301
694	General Electric Co.	21,847
164	Gilead Sciences, Inc.	13,681
318	HealthSouth Corp.	12,345
360	Intel Corp.	11,808
307	International Paper Co.	13,011
494	JPMorgan Chase & Co.	30,697
140	Lithia Motors, Inc., Class A	9,950
137	M&T Bank Corp.	16,197
141	MAXIMUS, Inc.	7,807
269	Merck & Co., Inc.	15,497
584	Micron Technology, Inc. (a)	8,036
383	Microsemi Corp. (a)	12,516
268	Microsoft Corp.	13,713
178	Neurocrine Biosciences, Inc. (a)	8,090
118	Nevro Corp. (a)	8,704
250	Nexstar Broadcasting Group, Inc., Class A	11,895
196	Oracle Corp.	8,022
202	PAREXEL International Corp. (a)	12,702
116	PepsiCo, Inc.	12,289
276	Pfizer, Inc.	9,718
51	Pioneer Natural Resources Co.	7,712
235	Portland General Electric Co.	10,368
260	Premier, Inc., Class A (a)	8,502
161	Regal Beloit Corp.	8,863
82	Rockwell Automation, Inc.	9,415
262	Sonic Corp.	7,087
730	Southwestern Energy Co. (a)	9,183

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
United States - (continued)
267	Spectra Energy Corp.	$9,780
430	SS&C Technologies Holdings, Inc.	12,074
228	State Street Corp.	12,294
95	Stericycle, Inc. (a)	9,891
430	SunTrust Banks, Inc.	17,664
86	SVB Financial Group (a)	8,184
533	Synchronoss Technologies, Inc. (a)	16,981
325	Tenet Healthcare Corp. (a)	8,983
295	The Dow Chemical Co.	14,664
86	The Goldman Sachs Group, Inc.	12,778
576	The Interpublic Group of Cos., Inc.	13,306
47	The Ultimate Software Group, Inc. (a)	9,884
118	The Walt Disney Co.	11,543
115	TreeHouse Foods, Inc. (a)	11,805
268	Unum Group	8,520
70	Vail Resorts, Inc.	9,676
143	Valero Energy Corp.	7,293
214	Vantiv, Inc., Class A (a)	12,112
161	Wal-Mart Stores, Inc.	11,756
428	Wells Fargo & Co.	20,257
151	Williams-Sonoma, Inc.	7,872
381	Zayo Group Holdings, Inc. (a)	10,641
640	Zions Bancorp.	16,083
		999,400
Total Common Stock (Cost $1,711,307)	1,723,393
Shares	Security Description	Rate	Value
Preferred Stock - 0.5%
Brazil - 0.5%
1,000	Itau Unibanco Holding SA (Cost $5,619)	0.02%	9,420
Total Equity Securities (Cost $1,716,926)	1,732,813
Principal	Security Description	Value
Fixed Income Securities - 0.6%
Exchange Traded Note - 0.6%
$159	iPath MSCI India Index ETN (a) (cost $8,356)	10,343
Total Fixed Income Securities (Cost $8,356)	10,343
Shares	Security Description	Value
Investment Companies - 3.8%
174	iShares MSCI ACWI ETF	$9,784
251	iShares MSCI EAFE ETF	14,008
55	iShares MSCI EAFE Small-Cap ETF	2,654
321	iShares MSCI Emerging Markets ETF	11,030
617	iShares MSCI Eurozone ETF	19,911
137	iShares MSCI Turkey ETF	5,432
76	iShares Russell 1000 Growth ETF	7,627
Total Investment Companies (Cost $74,953)	70,446
Money Market Fund - 1.2%
22,751	Dreyfus Treasury Prime Cash Management, 0.16% (c) (Cost $22,751)	22,751
Total Investments - 98.6% (Cost $1,822,986)*	$1,836,353
Other Assets & Liabilities, Net – 1.4%	26,234
Net Assets – 100.0%	$1,862,587

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $7,994 or 0.4% of net assets.
(c)	Variable rate security. Rate presented is as of June 30, 2016.

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$154,594
Gross Unrealized Depreciation	(141,227)
Net Unrealized Appreciation	$13,367

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.

Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$-	$17,757	$-	$17,757
Austria	-	4,075	-	4,075
Belgium	-	21,951	-	21,951
Canada	39,447	-	-	39,447
China	-	35,659	-	35,659
Denmark	-	18,469	-	18,469
France	-	55,394	-	55,394
Germany	-	83,029	-	83,029
Hong Kong	-	5,777	-	5,777
India	13,974	-	-	13,974
Ireland	8,263	-	-	8,263
Italy	-	26,610	-	26,610
Japan	-	98,261	-	98,261
Malaysia	-	4,915	-	4,915
Malta	-	7,579	-	7,579
Mexico	4,811	-	-	4,811
Netherlands	12,259	-	-	12,259
New Zealand	-	6,206	-	6,206
Russian Federation	5,839	-	-	5,839
Singapore	-	11,787	-	11,787
South Africa	-	12,365	-	12,365
South Korea	-	34,453	-	34,453
Spain	-	10,252	-	10,252
Sweden	-	15,185	-	15,185
Switzerland	-	35,947	-	35,947
Taiwan	-	31,723	-	31,723
United Kingdom	18,759	83,247	-	102,006
United States	999,400	-	-	999,400
Preferred Stock
Brazil	9,420	-	-	9,420
Exchange Traded Note	10,343	-	-	10,343
Investment Companies	70,446	-	-	70,446
Money Market Fund	-	22,751	-	22,751
Total Investments At Value	$1,192,961	$643,392	$-	$1,836,353

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
At June 30, 2016, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund's Schedule of Investments:

LMCG Global Multicap Fund

Long Securities 33.32%
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Common Stock - 91.2%
Australia - 4.8%
18,035	DUET Group	$33,826
10,998	Investa Office Fund REIT	35,377
23,067	Metcash, Ltd. (a)	33,061
34,603	Myer Holdings, Ltd.	29,203
10,451	OZ Minerals, Ltd.	44,850
5,195	Treasury Wine Estates, Ltd.	36,099
		212,416
Austria - 3.3%
1,497	BUWOG AG (a)	34,654
1,371	CA Immobilien Anlagen AG (a)	22,897
2,164	Conwert Immobilien Invest SE (a)	34,850
4,651	UNIQA Insurance Group AG	27,933
1,835	Wienerberger AG	25,714
		146,048
Belgium - 1.3%
5,301	AGFA-Gevaert NV (a)	17,208
935	Bekaert SA	40,729
		57,937
Canada - 0.9%
9,128	IAMGOLD Corp. (a)	37,790
Denmark - 0.9%
931	Royal Unibrew A/S	41,648
Faroe Islands - 1.0%
1,184	Bakkafrost P/F	44,672
Finland - 0.8%
2,673	Valmet OYJ	35,674
France - 4.1%
684	Ipsen SA	41,909
684	Nexity SA	34,601
310	Sopra Steria Group	31,953
5,213	Technicolor SA	32,282
1,059	UBISOFT Entertainment (a)	38,580
		179,325
Germany - 6.1%
580	Gerresheimer AG	44,678
3,607	Kloeckner & Co. SE (a)	39,874
330	Pfeiffer Vacuum Technology AG	30,975
523	Rheinmetall AG	31,107
1,162	RHOEN-KLINIKUM AG	34,013
1,194	Software AG	40,599
1,994	Suedzucker AG	43,919
		265,165
Hong Kong - 0.9%
66,000	Champion REIT	37,387
Shares	Security Description	Value
Isle Of Man - 1.6%
4,251	GVC Holdings PLC (a)	$31,921
7,288	Paysafe Group PLC (a)	38,012
		69,933
Italy - 3.7%
24,854	A2A SpA	32,590
643	DiaSorin SpA	39,321
21,212	Iren SpA	32,696
1,883	Recordati SpA	56,640
		161,247
Japan - 26.1%
1,000	Aoyama Trading Co., Ltd.	36,876
1,300	Arcs Co., Ltd.	31,032
1,600	Coca-Cola West Co., Ltd.	45,249
7,000	Denka Co Ltd	28,309
2,300	Dexerials Corp.	16,121
7,000	Ebara Corp.	38,561
2,400	EDION Corp.	19,796
1,900	Foster Electric Co, Ltd.	30,080
3,100	Fuji Machine Manufacturing Co., Ltd.	28,114
7,000	Fujikura, Ltd.	32,331
13,000	Furukawa Electric Co., Ltd.	30,121
2,100	Geo Holdings Corp.	28,259
5,400	Gree, Inc.	30,605
2,000	Hitachi Transport System, Ltd.	32,902
2,100	IT Holdings Corp.	48,365
19	Japan Logistics Fund, Inc. REIT	44,307
10,800	JVC Kenwood Corp.	22,199
17,000	Kanematsu Corp.	26,865
7,000	Kitz Corp.	33,217
2,300	Kohnan Shoji Co., Ltd.	42,611
2,000	Lion Corp.	32,999
16,000	Mitsui Engineering & Shipbuilding Co., Ltd.	22,049
10,000	Mitsui Mining & Smelting Co., Ltd.	16,693
5,000	Nippon Electric Glass Co., Ltd.	20,872
1,700	Nippon Paper Industries Co., Ltd.	29,684
3,300	Nipro Corp.	40,998
7,000	NTN Corp.	18,889
400	Pola Orbis Holdings, Inc.	37,644
7,000	Sankyu, Inc.	37,574
2,600	SBI Holdings, Inc.	25,891
3,700	Sodick Co., Ltd.	28,624
15,400	Sojitz Corp.	36,491
1,500	Square Enix Holdings Co., Ltd.	48,695
1,600	Tokyo Seimitsu Co., Ltd.	37,259
19,000	Ube Industries, Ltd.	31,446
3,000	Wacoal Holdings Corp.	29,605
		1,141,333

LMCG INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Jersey - 1.5%
21,686	Centamin PLC	$38,204
2,645	Phoenix Group Holdings	28,409
		66,613
Luxembourg - 1.6%
1,122	APERAM SA	39,276
3,250	Subsea 7 SA (a)	31,946
		71,222
Malta - 0.8%
3,697	Unibet Group PLC, SDR	33,963
Mexico - 0.7%
4,801	Grupo Aeroportuario del Centro Norte SAB de CV	28,610
Netherlands - 0.7%
1,362	Corbion NV	32,712
New Zealand - 2.2%
18,613	Air New Zealand, Ltd.	27,896
6,023	Fisher & Paykel Healthcare Corp., Ltd.	43,273
7,413	Trade Me Group, Ltd.	24,573
		95,742
Norway - 0.8%
8,752	Storebrand ASA (a)	33,200
Portugal - 0.6%
4,335	NOS SGPS SA	26,234
Singapore - 2.4%
39,100	Ascott Residence Trust REIT	31,737
53,400	Mapletree Greater China Commercial Trust REIT	40,172
5,500	Venture Corp., Ltd.	33,841
		105,750
South Africa - 0.6%
4,055	African Rainbow Minerals, Ltd.	25,464
Spain - 3.0%
2,004	Almirall SA	30,130
2,280	Gamesa Corp Tecnologica SA	45,427
960	Grupo Catalana Occidente SA	26,625
2,667	Melia Hotels International SA	28,789
		130,971
Sweden - 4.7%
2,164	Axfood AB	41,565
1,531	Fastighets AB Balder, Class B (a)	38,798
3,856	Hemfosa Fastigheter AB	39,695
1,062	Holmen AB, Class B	34,066
Shares	Security Description	Value
Sweden - (continued)
3,406	Nobia AB	$29,632
11,343	SAS AB (a)	21,621
		205,377
Switzerland - 0.7%
456	Cembra Money Bank AG (a)	31,893
Taiwan - 2.3%
42,000	China Life Insurance Co., Ltd.	32,696
17,000	Powertech Technology, Inc.	37,957
21,000	Tong Yang Industry Co., Ltd.	31,293
		101,946
United Kingdom - 12.5%
7,973	Acacia Mining PLC	48,013
4,250	Barratt Developments PLC	23,095
7,170	Beazley PLC	34,859
1,222	Bellway PLC	30,999
2,060	Berendsen PLC	33,469
858	Berkeley Group Holdings PLC	28,973
4,466	BTG PLC (a)	43,134
6,963	Carillion PLC	21,744
4,541	Informa PLC	44,281
4,289	Intermediate Capital Group PLC	28,101
2,000	JD Sports Fashion PLC	30,835
9,787	John Laing Group PLC (b)	29,397
1,597	Micro Focus International PLC	34,454
9,152	Moneysupermarket.com Group PLC	33,158
11,233	QinetiQ Group PLC	33,345
3,149	Savills PLC	25,766
13,566	Taylor Wimpey PLC	24,067
		547,690
United States - 0.6%
146,186	REC Silicon ASA (a)	26,166
Total Common Stock (Cost $3,974,919)	3,994,128
Investment Companies - 5.3%
2,520	iShares MSCI EAFE ETF	140,641
1,734	iShares MSCI South Korea Index Fund	90,290
Total Investment Companies (Cost $239,028)	230,931
Money Market Fund - 0.9%
39,192	Dreyfus Treasury Prime Cash Management, 0.16% (c) (Cost $39,192)	39,192
Total Investments - 97.4% (Cost $4,253,139)*	$4,264,251
Other Assets & Liabilities, Net – 2.6%	113,756
Net Assets – 100.0%	$4,378,007

LMCG INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $29,397 or 0.7% of net assets.
(c)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$303,615
Gross Unrealized Depreciation	(292,503)
Net Unrealized Appreciation	$11,112

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.

LMCG INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$-	$212,416	$-	$212,416
Austria	-	146,048	-	146,048
Belgium	-	57,937	-	57,937
Canada	37,790	-	-	37,790
Denmark	-	41,648	-	41,648
Faroe Islands	-	44,672	-	44,672
Finland	-	35,674	-	35,674
France	-	179,325	-	179,325
Germany	-	265,165	-	265,165
Hong Kong	-	37,387	-	37,387
Isle Of Man	-	69,933	-	69,933
Italy	-	161,247	-	161,247
Japan	-	1,141,333	-	1,141,333
Jersey	-	66,613	-	66,613
Luxembourg	-	71,222	-	71,222
Malta	-	33,963	-	33,963
Mexico	28,610	-	-	28,610
Netherlands	-	32,712	-	32,712
New Zealand	-	95,742	-	95,742
Norway	-	33,200	-	33,200
Portugal	-	26,234	-	26,234
Singapore	-	105,750	-	105,750
South Africa	-	25,464	-	25,464
Spain	-	130,971	-	130,971
Sweden	-	205,377	-	205,377
Switzerland	-	31,893	-	31,893
Taiwan	-	101,946	-	101,946
United Kingdom	-	547,690	-	547,690
United States	-	26,166	-	26,166
Investment Companies	230,931	-	-	230,931
Money Market Fund	-	39,192	-	39,192
Total Investments At Value	$297,331	$3,966,920	$-	$4,264,251

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
At June 30, 2016, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund's Schedule of Investments:

LMCG International Small Cap Fund

Long Securities 89.71%
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK HARD CURRENCY FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds (a) - 52.4%
Non-U.S. Government - Australia - 1.9%
2,950,000	Australia Government Bond, Series 120	AUD	6.000%	02/15/17	$2,260,061
Non-U.S. Government - Austria - 2.0%
2,000,000	Austria Government Bond (b)	EUR	1.950	06/18/19	2,383,410
Non-U.S. Government - New Zealand - 0.3%
500,000	New Zealand Government Bond, Series 1217	NZD	6.000	12/15/17	377,146
Non-U.S. Government Agency - Germany - 4.7%
5,000,000	KFW	EUR	1.375	02/21/17	5,613,558
Non-U.S. Government Agency - Norway - 1.3%
13,000,000	Kommunalbanken AS, EMTN	NOK	3.000	09/02/16	1,558,426
Non-U.S. Government Agency - Sweden - 15.3%
155,000,000	Kommuninvest I Sverige AB, Series 1610	SEK	2.000	10/12/16	18,449,520
Regional Authority - Australia - 2.6%
4,100,000	New South Wales Treasury Corp.	AUD	4.000	02/20/17	3,101,907
Regional Authority - Canada - 3.7%
1,700,000	Province of Alberta Canada	CAD	1.850	09/01/16	1,318,288
4,000,000	Province of Saskatchewan Canada	CAD	4.500	08/23/16	3,112,597
4,430,885
Regional Authority - Norway - 0.4%
4,000,000	City of Oslo Norway	NOK	4.650	11/10/16	482,961
Regional Authority - Sweden - 2.1%
14,000,000	City of Gothenburg Sweden, EMTN	SEK	1.630	12/05/16	1,669,188
7,000,000	City of Gothenburg Sweden, EMTN	SEK	4.325	04/10/17	856,891
2,526,079
Supranational - Europe - 18.1%
4,850,000	European Financial Stability Facility, EMTN	EUR	2.750	12/05/16	5,454,576
4,100,000	European Investment Bank, EMTN	EUR	3.125	03/03/17	4,657,609
5,000,000	European Stability Mechanism, EMTN	EUR	0.000	10/28/16	5,556,961
31,500,000	International Bank for Reconstruction & Development, GDIF	SEK	3.250	12/15/17	3,923,235
18,530,000	Nordic Investment Bank, EMTN	NOK	3.000	09/01/16	2,221,242
21,813,623
Total Foreign Bonds (Cost $62,879,212)	62,997,576
Foreign Treasury Securities (a) - 13.2%
Non-U.S. Government - Belgium - 4.8%
5,200,000	Belgium Treasury Bill, Series 12M (c)	EUR	0.000	04/13/17	5,798,150
Non-U.S. Government - Canada - 0.7%
1,000,000	Canadian Treasury Bill (c)	CAD	0.491	09/22/16	773,180
Non-U.S. Government - France - 4.6%
5,000,000	France Treasury Bill BTF (c)	EUR	0.000	08/18/16	5,552,633
Non-U.S. Government - Netherlands - 1.7%
1,800,000	Dutch Treasury Certificate (c)	EUR	0.000	09/30/16	2,000,910
Non-U.S. Government - Norway - 1.4%
14,500,000	Norwegian Treasury Bill	NOK	0.506	12/21/16	1,729,103
Total Foreign Treasury Securities (Cost $16,110,720)	15,853,976
U.S. Government & Agency Obligations (a)- 12.5%
U.S. Treasury Bills - 12.5%
15,000,000	U.S. Treasury Bill (d) (Cost $14,997,992)	USD	0.241	07/21/16	14,998,545

Shares	Security Description	Currency	Rate	Value in USD
Exchange Traded Product - 18.0%
1,647,800	VanEck Merk Gold Shares (e)(f)(Cost $21,005,295)	USD	$21,629,023
Money Market Fund - 2.9%
3,484,197	Morgan Stanley Institutional Liquidity Fund (g) (Cost $3,484,197)	USD	0.203	3,484,197
Total Investments – 99.0% (Cost $118,477,416)*	$118,963,317
Foreign Currencies – 0.2% (Cost $272,577)	272,978
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.2%	193,009
Other Assets and Liabilities, Net – 0.6%	729,720
NET ASSETS – 100.0%	$120,159,024

EMTN	European Medium Term Note
GDIF	Global Debt Issuance Facility
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,383,410 or 2.0% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Rate presented is yield to maturity.
(e)	Non-income producing security.
(f)	Affiliate.
(g)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,195,089
Gross Unrealized Depreciation	(709,188)
Net Unrealized Appreciation	$485,901

Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund's Schedule of Investments.  Transactions during the period with affiliates were as follows:
Exchange Traded Product
VanEck Merk Gold Trust	Balance 03/31/16	Gross Additions	Gross Reductions	Balance 06/30/16	Realized Loss	Investment Income
Shares/Principal	1,932,800	-	(285,000)	1,647,800
Cost	$24,676,580	$-	$(3,671,285)	$21,005,295	$(58,014)	$-
Proceeds		-	(3,613,271)
Value	23,618,816	-	(1,989,793)	21,629,023

At June 30, 2016, the Merk Hard Currency Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
5	Gold 100 oz. Future	09/06/16	$625,125	$35,175

As of June 30, 2016, the Merk Hard Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclay's Capital, Inc..	(1,670,000,000)	Japanese Yen	07/27/16	$(15,935,206)	$(250,484)
	500,000,000	Japanese Yen	07/27/16	4,938,738	(92,723)
	500,000,000	Japanese Yen	07/27/16	4,942,581	(96,566)
	500,000,000	Japanese Yen	07/27/16	4,932,103	(86,088)
	2,080,000,000	Japanese Yen	07/27/16	19,422,897	736,525
J.P. Morgan Securities LLC	(1,000,000,000)	Japanese Yen	07/27/16	(9,690,804)	(67,193)
	1,000,000,000	Japanese Yen	07/27/16	9,690,031	1,999
RBC Capital Markets, LLC	(228,000,000)	Japanese Yen	07/27/16	(2,209,369)	(15,455)
	5,800,000	Swiss Franc	07/27/16	5,947,718	2,449
Societe Generale Securities	(657,000,000)	Japanese Yen	07/27/16	(6,412,491)	44,827
	(615,000,000)	Japanese Yen	07/27/16	(6,015,979)	55,380
State Street Brokerage	(210,000,000)	Japanese Yen	07/27/16	(2,016,067)	(19,259)
	(200,000,000)	Japanese Yen	07/27/16	(1,918,003)	(20,403)
					$193,009

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2016.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Foreign Bonds	$-	$62,997,576	$-	$62,997,576
Foreign Treasury Securities	-	15,853,976	-	15,853,976
U.S. Treasury Bills	-	14,998,545	-	14,998,545
Exchange Traded Product	21,629,023	-	-	21,629,023
Money Market Fund	-	3,484,197	-	3,484,197
Total Investments At Value	$21,629,023	$97,334,294	$-	$118,963,317
Other Financial Instruments**
Forward Currency Contracts	-	841,180	-	841,180
Futures	35,175	-	-	35,175
Total Other Financial Instruments	35,175	841,180	-	876,355
Total Assets	$21,664,198	$98,175,474	$-	$119,839,672
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(648,171)	-	(648,171)
Total Liabilities	$-	$(648,171)	$-	$(648,171)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds (a) - 70.3%
Non-U.S. Government - Australia - 4.3%
1,950,000	Australia Government Bond, Series 120	AUD	6.000%	02/15/17	$1,493,939
Non-U.S. Government - New Zealand - 4.4%
2,000,000	New Zealand Government Bond, Series 1217	NZD	6.000	12/15/17	1,508,584
Non-U.S. Government - United Kingdom - 3.5%
900,000	United Kingdom Gilt	GBP	4.000	09/07/16	1,206,242
Non-U.S. Government Agency - Germany - 3.7%
950,000	KFW, EMTN	GBP	3.750	09/07/16	1,271,868
Non-U.S. Government Agency - Norway - 4.2%
12,000,000	Kommunalbanken AS, EMTN	NOK	3.000	09/02/16	1,438,547
Non-U.S. Government Agency - Sweden - 17.7%
51,000,000	Kommuninvest I Sverige AB, Series 1610, MTN	SEK	2.000	10/12/16	6,070,487
Regional Authority - Australia - 16.0%
1,750,000	New South Wales Treasury Corp.	AUD	4.000	02/20/17	1,323,985
1,500,000	Queensland Treasury Corp. (b)	AUD	3.500	09/21/17	1,142,221
2,000,000	Treasury Corp of Victoria, Series 1116	AUD	5.750	11/15/16	1,513,517
1,900,000	Western Australian Treasury Corp., Series 17	AUD	8.000	07/15/17	1,506,808
5,486,531
Regional Authority - Canada - 8.1%
1,800,000	Province of Manitoba Canada	CAD	2.050	12/01/16	1,401,630
1,800,000	Province of Saskatchewan Canada	CAD	4.500	08/23/16	1,400,669
2,802,299
Supranational - Europe - 8.4%
1,300,000	European Financial Stability Facility, EMTN	EUR	2.750	07/18/16	1,444,472
1,300,000	European Investment Bank, EMTN	EUR	3.875	10/15/16	1,460,362
2,904,834
Total Foreign Bonds (Cost $24,417,087)	24,183,331
Foreign Treasury Securities (a) - 12.0%
Non-U.S. Government - Belgium - 3.2%
975,000	Belgium Treasury Bill, Series 12M (c)	EUR	0.000	04/13/17	1,087,153
Non-U.S. Government - Canada - 4.5%
2,000,000	Canadian Treasury Bill (c)	CAD	0.500	09/22/16	1,546,360
Non-U.S. Government - Norway - 4.3%
12,500,000	Norway Treasury Bill, Series 32 (b)(c)	NOK	0.360	09/21/16	1,492,100
Total Foreign Treasury Securities(Cost $4,115,940)	4,125,613
U.S. Government & Agency Obligations - 8.7%
U.S. Treasury Bill - 8.7%
3,000,000	U.S. Treasury Bill (d) (Cost $2,998,117)	USD	0.000	09/29/16	2,998,074
Shares
Money Market Fund (a) - 3.0%
1,011,273	Morgan Stanley Institutional Liquidity Fund (e) (Cost $1,011,273)	USD	0.203	1,011,273
Total Investments – 94.0% (Cost $32,542,417)*	$32,318,291
Foreign Currencies – 0.3% (Cost $117,895)	118,066
Net Unrealized Gain/Loss on Forward Currency Contracts – 4.5%	1,551,566
Other Assets and Liabilities, Net – 1.2%	405,348
NET ASSETS – 100.0%	$34,393,271

EMTN	European Medium Term Note
MTN	Medium Term Note
(a)	All or a portion of these securities are segregated to cover forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,634,321 or 7.7% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Rate presented is yield to maturity.
(e)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$320,698
Gross Unrealized Depreciation	(544,824)
Net Unrealized Depreciation	$(224,126)
As of June 30, 2016, Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc..	(348,450,000)	Japanese Yen	07/20/16	$(3,421,033)	$44,586
	(30,670,000)	Norwegian Krone	07/20/16	(3,715,669)	50,941
	(11,650,000)	Norwegian Krone	07/20/16	(1,427,701)	35,654
	15,150,000	Norwegian Krone	07/20/16	1,830,649	(20,393)
	16,810,000	Norwegian Krone	07/20/16	1,936,950	71,660
	(8,765,000)	Swiss Franc	07/20/16	(9,153,405)	165,620
BNY Brokerage, Inc.	(1,735,000)	Australian Dollar	07/20/16	(1,285,158)	(7,822)
	(59,630,000)	Norwegian Krone	07/20/16	(7,053,324)	(71,806)
	(26,020,000)	Norwegian Krone	07/20/16	(3,027,138)	(81,966)
	(17,800,000)	Norwegian Krone	07/20/16	(2,182,225)	55,321
	(17,080,000)	Norwegian Krone	07/20/16	(1,994,229)	(46,644)
	(920,000)	Pounds Sterling	07/20/16	(1,332,595)	107,625
	(64,720,000)	Swedish Krona	07/20/16	(7,567,143)	(89,120)
	17,970,000	Swedish Krona	07/20/16	2,205,774	(79,954)
	72,470,000	Swedish Krona	07/20/16	8,547,348	25,726
J.P. Morgan Securities LLC	(4,850,000)	Australian Dollar	07/20/16	(3,618,685)	4,304
	(2,445,000)	Australian Dollar	07/20/16	(1,804,453)	(17,643)
	(1,525,000)	Australian Dollar	07/20/16	(1,128,955)	(7,526)
	1,405,000	Australian Dollar	07/20/16	1,031,260	15,793
	2,385,000	Australian Dollar	07/20/16	1,762,638	14,744
	2,500,000	Australian Dollar	07/20/16	1,845,603	17,480
	3,000,000	Australian Dollar	07/20/16	2,226,010	9,690
	3,740,000	Australian Dollar	07/20/16	2,741,211	45,962
	9,010,000	Australian Dollar	07/20/16	6,725,849	(11,296)
	9,840,000	Australian Dollar	07/20/16	7,191,594	141,502
	10,610,000	Australian Dollar	07/20/16	7,838,779	68,146
	(7,160,000)	Canadian Dollars	07/20/16	(5,485,581)	(56,887)
	(3,625,000)	Canadian Dollars	07/20/16	(2,842,470)	36,403
	(3,315,000)	Canadian Dollars	07/20/16	(2,577,808)	11,707
	(2,875,000)	Canadian Dollars	07/20/16	(2,236,111)	10,608
	(2,090,000)	Canadian Dollars	07/20/16	(1,621,959)	4,116
	(2,010,000)	Canadian Dollars	07/20/16	(1,585,369)	29,452
	1,515,000	Canadian Dollars	07/20/16	1,162,985	9,758
	3,965,000	Canadian Dollars	07/20/16	3,112,894	(43,637)
	740,000	European Union Euro	07/20/16	840,242	(18,405)
	1,040,000	European Union Euro	07/20/16	1,185,671	(30,657)
	4,015,000	European Union Euro	07/20/16	4,543,716	(84,697)
	(870,050,000)	Japanese Yen	07/20/16	(8,473,500)	42,801
	(384,300,000)	Japanese Yen	07/20/16	(3,681,144)	(42,685)
	(211,450,000)	Japanese Yen	07/20/16	(1,982,927)	(66,003)
	(175,850,000)	Japanese Yen	07/20/16	(1,664,411)	(39,558)
	79,100,000	Japanese Yen	07/20/16	758,016	8,455
	85,150,000	Japanese Yen	07/20/16	817,547	7,548
	96,250,000	Japanese Yen	07/20/16	909,437	23,216
	165,800,000	Japanese Yen	07/20/16	1,634,083	(27,497)
	273,050,000	Japanese Yen	07/20/16	2,621,927	23,901
	(18,260,000)	New Zealand Dollar	07/20/16	(12,917,913)	(105,850)
	(8,985,000)	New Zealand Dollar	07/20/16	(6,438,140)	29,678
	(4,710,000)	New Zealand Dollar	07/20/16	(3,303,641)	(55,719)
	(4,520,000)	New Zealand Dollar	07/20/16	(3,163,242)	(60,603)
	(3,425,000)	New Zealand Dollar	07/20/16	(2,412,743)	(30,104)
	(1,870,000)	New Zealand Dollar	07/20/16	(1,304,772)	(28,987)
	(765,000)	New Zealand Dollar	07/20/16	(541,986)	(3,643)

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Securities LLC	1,850,000	New Zealand Dollar	07/20/16	$1,292,580	$26,914
	1,945,000	New Zealand Dollar	07/20/16	1,404,072	(16,820)
	3,915,000	New Zealand Dollar	07/20/16	2,781,243	11,091
	8,455,000	New Zealand Dollar	07/20/16	5,996,993	33,452
	10,720,000	New Zealand Dollar	07/20/16	7,547,050	98,883
	19,805,000	New Zealand Dollar	07/20/16	13,866,516	259,203
	(7,860,000)	Pounds Sterling	07/20/16	(11,461,829)	996,323
	(3,960,000)	Pounds Sterling	07/20/16	(5,221,825)	(50,872)
	(1,405,000)	Pounds Sterling	07/20/16	(2,091,997)	221,254
	(765,000)	Pounds Sterling	07/20/16	(1,025,986)	7,397
	765,000	Pounds Sterling	07/20/16	1,124,036	(105,447)
	1,745,000	Pounds Sterling	07/20/16	2,544,174	(220,725)
	2,940,000	Pounds Sterling	07/20/16	4,322,045	(407,466)
	(22,170,000)	Swedish Krona	07/20/16	(2,558,432)	(64,240)
	(22,010,000)	Swedish Krona	07/20/16	(2,660,742)	56,997
	(4,585,000)	Swiss Franc	07/20/16	(4,696,651)	(4,889)
	(2,180,000)	Swiss Franc	07/20/16	(2,229,195)	(6,216)
	(1,535,000)	Swiss Franc	07/20/16	(1,573,813)	(203)
	(1,485,000)	Swiss Franc	07/20/16	(1,546,120)	23,375
	850,000	Swiss Franc	07/20/16	884,509	(12,904)
	1,955,000	Swiss Franc	07/20/16	2,041,308	(36,617)
	1,975,000	Swiss Franc	07/20/16	2,062,254	(37,055)
	2,585,000	Swiss Franc	07/20/16	2,703,767	(53,063)
	10,945,000	Swiss Franc	07/20/16	11,200,961	22,234
RBC Capital Markets, LLC	(12,985,000)	Australian Dollar	07/20/16	(9,648,089)	(28,766)
	(6,150,000)	Australian Dollar	07/20/16	(4,653,170)	69,985
	(13,855,000)	Canadian Dollars	07/20/16	(10,699,784)	(25,201)
	(1,615,000)	Canadian Dollars	07/20/16	(1,238,702)	(11,449)
	2,530,000	Canadian Dollars	07/20/16	1,948,392	10,050
	3,250,000	Canadian Dollars	07/20/16	2,483,350	32,435
	13,620,000	Canadian Dollars	07/20/16	10,464,559	78,515
	(1,910,000)	European Union Euro	07/20/16	(2,092,628)	(28,598)
	1,995,000	European Union Euro	07/20/16	2,277,520	(61,893)
	(1,328,550,000)	Japanese Yen	07/20/16	(12,938,893)	65,374
	200,400,000	Japanese Yen	07/20/16	1,958,464	(16,607)
	216,500,000	Japanese Yen	07/20/16	2,116,182	(18,318)
	394,250,000	Japanese Yen	07/20/16	3,934,611	(114,367)
	(9,280,000)	New Zealand Dollar	07/20/16	(6,599,880)	(18,987)
	16,840,000	Norwegian Krone	07/20/16	2,033,524	(21,329)
	1,925,000	Pounds Sterling	07/20/16	2,590,369	(27,251)
	(16,660,000)	Swedish Krona	07/20/16	(2,045,410)	74,561
	(10,290,000)	Swedish Krona	07/20/16	(1,246,805)	29,516
	(9,020,000)	Swedish Krona	07/20/16	(1,050,987)	(16,063)
	(6,960,000)	Swedish Krona	07/20/16	(830,130)	6,774
	6,180,000	Swedish Krona	07/20/16	745,630	(14,547)
	14,930,000	Swedish Krona	07/20/16	1,846,766	(80,573)
	650,000	Swiss Franc	07/20/16	667,335	(814)
	2,015,000	Swiss Franc	07/20/16	2,058,193	8,023
	2,225,000	Swiss Franc	07/20/16	2,322,343	(40,789)
Societe Generale Securities	(625,000)	Canadian Dollars	07/20/16	(493,274)	9,469
	2,025,000	Canadian Dollars	07/20/16	1,596,875	(29,347)
	(1,685,000)	European Union Euro	07/20/16	(1,911,907)	40,563
	(615,000)	European Union Euro	07/20/16	(691,317)	8,305
	1,395,000	European Union Euro	07/20/16	1,546,937	2,335
	1,985,000	European Union Euro	07/20/16	2,201,855	2,665
	3,335,000	European Union Euro	07/20/16	3,702,924	893
	6,700,000	European Union Euro	07/20/16	7,443,331	(2,379)
	(204,600,000)	Japanese Yen	07/20/16	(1,962,004)	(20,550)
	3,270,000	New Zealand Dollar	07/20/16	2,287,110	45,185
	(25,995,000)	Norwegian Krone	07/20/16	(3,219,518)	113,401
	34,920,000	Norwegian Krone	07/20/16	4,154,762	17,795

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Societe Generale Securities	39,730,000	Norwegian Krone	07/20/16	$4,739,665	$7,634
	(103,235,000)	Swedish Krona	07/20/16	(12,768,107)	555,586
	30,490,000	Swedish Krona	07/20/16	3,589,597	17,317
	50,160,000	Swedish Krona	07/20/16	6,071,812	(137,972)
	2,210,000	Swiss Franc	07/20/16	2,263,420	2,753
State Street Brokerage	(12,665,000)	Australian Dollar	07/20/16	(9,371,353)	(67,027)
	(8,500,000)	Australian Dollar	07/20/16	(6,375,553)	41,069
	(7,755,000)	Australian Dollar	07/20/16	(5,785,230)	5,946
	2,635,000	Australian Dollar	07/20/16	1,971,241	(7,551)
	8,380,000	Canadian Dollars	07/20/16	6,542,367	(55,512)
	(10,915,000)	European Union Euro	07/20/16	(12,465,519)	343,431
	126,230,000	Swedish Krona	07/20/16	14,848,813	83,975
					$1,551,566

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2016.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Foreign Bonds	$-	$24,183,331	$-	$24,183,331
Foreign Treasury Securities	-	4,125,613	-	4,125,613
U.S. Treasury Bill	-	2,998,074	-	2,998,074
Money Market Fund	-	1,011,273	-	1,011,273
Total Investments At Value	$-	$32,318,291	$-	$32,318,291
Other Financial Instruments**
Forward Currency Contracts	-	4,543,075	-	4,543,075
Total Assets	$-	$36,861,366	$-	$36,861,366
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(2,991,509)	-	(2,991,509)
Total Liabilities	$-	$(2,991,509)	$-	$(2,991,509)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

PAYSON TOTAL RETURN FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Common Stock - 100.2%
Consumer Discretionary - 15.6%
13,100	Delphi Automotive PLC	$820,060
31,237	Discovery Communications, Inc., Class A (a)	788,110
67,090	Johnson Controls, Inc.	2,969,403
15,855	McDonald's Corp.	1,907,991
19,148	The TJX Cos., Inc.	1,478,800
12,000	Thor Industries, Inc.	776,880
88,181	Twenty-First Century Fox, Inc., Class B	2,402,932
8,659	Viacom, Inc., Class B	359,089
		11,503,265
Consumer Staples - 6.1%
13,650	Diageo PLC, ADR	1,540,812
13,990	PepsiCo, Inc.	1,482,101
20,305	Wal-Mart Stores, Inc.	1,482,671
		4,505,584
Energy - 4.2%
17,652	Exxon Mobil Corp.	1,654,698
18,685	Phillips 66	1,482,468
		3,137,166
Financial - 23.2%
33,000	Aflac, Inc.	2,381,280
31,740	American Express Co.	1,928,522
43,150	American International Group, Inc.	2,282,204
16,336	Berkshire Hathaway, Inc., Class B (a)	2,365,289
30,030	Discover Financial Services	1,609,308
40,230	JPMorgan Chase & Co.	2,499,892
21,000	MasterCard, Inc., Class A	1,849,260
29,100	Visa, Inc., Class A	2,158,347
		17,074,102
Health Care - 15.0%
44,079	Abbott Laboratories	1,732,745
21,908	Gilead Sciences, Inc.	1,827,565
15,055	Johnson & Johnson	1,826,172
29,639	Merck & Co., Inc.	1,707,503
38,210	Mylan NV (a)	1,652,200
65,537	Pfizer, Inc.	2,307,558
		11,053,743
Industrials - 12.4%
20,212	Cummins, Inc.	2,272,637
10,034	Danaher Corp.	1,013,434
14,865	General Dynamics Corp.	2,069,803
61,448	General Electric Co.	1,934,383
17,834	United Technologies Corp.	1,828,877
		9,119,134

Shares	Security Description	Value
Technology - 23.7%
4,425	Alphabet, Inc., Class A (a)	$3,113,120
33,574	Apple, Inc.	3,209,674
61,000	Cisco Systems, Inc.	1,750,090
16,848	IBM	2,557,190
86,718	Intel Corp.	2,844,350
43,147	Microsoft Corp.	2,207,832
33,035	QUALCOMM, Inc.	1,769,685
		17,451,941
Total Common Stock (Cost $61,347,475)	73,844,935
Total Investments - 100.2% (Cost $61,347,475)*	$73,844,935
Other Assets & Liabilities, Net – (0.2)%	(157,031)
Net Assets – 100.0%	$73,687,904

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$14,912,987
Gross Unrealized Depreciation	(2,415,527)
Net Unrealized Appreciation	$12,497,460

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PAYSON TOTAL RETURN FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$73,844,935
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$73,844,935

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	August 17, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	August 17, 2016